UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited)

Franklin K2 Alternative Strategies Fund		Country	Shares	Value
Common Stocks and Other Equity Interests	45.1%
Aerospace & Defense 0.7%
[a]B/E Aerospace Inc.		United States	19,467	$1,236,933
General Dynamics Corp.		United States	5,116	709,998
[a]TransDigm Group Inc.		United States	6,764	1,466,841
Triumph Group Inc.		United States	10,606	634,133
United Technologies Corp.		United States	4,879	594,799
				4,642,704
Air Freight & Logistics 0.4%
[a]FedEx Corp.		United States	11,121	1,968,195
[b]XPO Logistics Inc.		United States	7,773	343,178
				2,311,373
Airlines 1.2%
Alaska Air Group Inc.		United States	495	31,507
[a]American Airlines Group Inc.		United States	53,988	2,586,025
[b,c,d]AMR Corp., Contingent Distribution		United States	3,268	—
[a]Delta Air Lines Inc.		United States	29,491	1,312,939
[b]International Consolidated Airlines Group SA		United Kingdom	89,205	798,773
Southwest Airlines Co.		United States	4,058	175,468
[b]Spirit Airlines Inc.		United States	880	68,446
[a,b,e]United Continental Holdings Inc.		United States	29,580	1,928,025
[b,f]Wizz Air Holdings PLC, 144A		Switzerland	18,707	378,339
				7,279,522
Auto Components 0.4%
[b]TRW Automotive Holdings Corp.		United States	18,473	1,925,626
Valeo SA		France	1,928	290,186
				2,215,812
Automobiles 0.3%
General Motors Co.		United States	14,826	553,158
[a]Harley-Davidson Inc.		United States	3,522	223,894
[b]Peugeot SA		France	37,181	622,651
[a,b]Tesla Motors Inc.		United States	1,405	285,693
				1,685,396
Banks 0.5%
Banca Popolare di Milano Scarl		Italy	104,357	97,978
[a]Bank of America Corp.		United States	37,312	589,903
[b,e]Commerzbank AG		Germany	42,389	571,831
Great Western Bancorp Inc.		United States	4,653	107,019
[b]Israel Discount Bank Ltd.		Israel	63,488	101,397
Swedbank AB		Sweden	3,014	78,450
[a]Wells Fargo & Co.		United States	29,110	1,594,937
				3,141,515
Beverages 1.4%
[a]Anheuser-Busch InBev NV, ADR		Belgium	19,901	2,520,661
[a]Brown-Forman Corp., B		United States	11,366	1,042,148
[a,b]Constellation Brands Inc., A		United States	11,779	1,351,287
Heineken NV		Netherlands	15,388	1,202,634
Molson Coors Brewing Co., B		United States	30,437	2,309,864
				8,426,594
Biotechnology 2.5%
[b]ACADIA Pharmaceuticals Inc.		United States	8,835	335,465
[a,b]Acceleron Pharma Inc.		United States	12,813	520,592
[b]Acorda Therapeutics Inc.		United States	2,594	87,781
[a,b]Agios Pharmaceuticals Inc.		United States	1,225	131,418

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,b]Alexion Pharmaceuticals Inc.	United States	3,228	$582,234
[a,b]Alnylam Pharmaceuticals Inc.	United States	7,520	763,506
[b]Amicus Therapeutics Inc.	United States	11,174	97,884
[b]Applied Genetic Technologies Corp./DE	United States	6,364	129,126
[b]Atara Biotherapeutics Inc.	United States	4,604	90,054
[b]Auspex Pharmaceuticals Inc.	United States	3,337	224,380
[b]Avalanche Biotechnologies Inc.	United States	759	27,461
[b]Bellicum Pharmaceuticals Inc.	United States	1,729	40,147
[b]BioCryst Pharmaceuticals Inc.	United States	6,357	64,841
[a,b]Biogen Idec Inc.	United States	2,667	1,092,377
[a,b]BioMarin Pharmaceutical Inc.	United States	17,400	1,863,018
[b]Bluebird Bio Inc.	United States	4,380	417,502
[b]Calithera Biosciences Inc.	United States	4,231	64,396
[b]Cara Therapeutics Inc.	United States	2,164	22,181
[a,b]Celgene Corp.	United States	8,740	1,062,172
[b]Celladon Corp.	United States	3,921	71,166
[b]Celldex Therapeutics Inc.	United States	9,858	251,773
[b]Chimerix Inc.	United States	3,740	151,395
[b]Dyax Corp.	United States	8,440	127,528
[b]Eagle Pharmaceuticals Inc.	United States	217	7,378
[b]EPIRUS Biopharmaceuticals Inc.	United States	15,525	163,478
[b]Fibrocell Science Inc.	United States	16,690	81,280
[b]Flexion Therapeutics Inc.	United States	3,215	73,334
[a,b]Gilead Sciences Inc.	United States	8,662	896,777
[b]Idera Pharmaceuticals Inc.	United States	16,627	80,973
[a,b]Incyte Corp. Ltd.	United States	15,574	1,337,028
[b]Inotek Pharmaceuticals Corp.	United States	7,720	46,474
[b]Insmed Inc.	United States	4,969	92,125
[a,b]Intercept Pharmaceuticals Inc.	United States	5,856	1,296,343
[b]Invitae Corp.	United States	251	4,689
[b]Kindred Biosciences Inc.	United States	14,444	96,919
[b]Kite Pharma Inc.	United States	757	49,538
[a,b]KYTHERA Biopharmaceuticals Inc.	United States	1,758	73,045
[b]MacroGenics Inc.	United States	875	30,249
[b]Medgenics Inc.	United States	6,434	50,443
[b]Neurocrine Biosciences Inc.	United States	5,972	233,207
[b]Nexvet Biopharma PLC	Ireland	3,646	36,569
[b]Otonomy Inc.	United States	8,736	323,931
[a,b]OvaScience Inc.	United States	10,494	477,582
[b]Pfenex Inc.	United States	6,180	90,846
[b]Portola Pharmaceuticals Inc.	United States	6,304	240,056
[b]ProQR Therapeutics NV	Netherlands	2,860	53,854
[b]Prothena Corp. PLC	Ireland	3,772	100,260
[b]Regulus Therapeutics Inc.	United States	3,901	72,247
[b]Retrophin Inc.	United States	3,107	43,995
[a,b]Sangamo BioSciences Inc.	United States	13,079	219,989
[a,b]Synta Pharmaceuticals Corp.	United States	25,808	61,939
[b]Ultragenyx Pharmaceutical Inc.	United States	5,440	295,229
[b]Verastem Inc.	United States	3,812	28,361
[a,b]Vertex Pharmaceuticals Inc.	United States	3,940	470,554
[b]Xencor Inc.	United States	4,866	75,910
[b]Zafgen Inc.	United States	1,512	58,439
			15,481,438
Building Products 0.3%
[a]Fortune Brands Home & Security Inc.	United States	41,318	1,913,850
[b]USG Corp.	United States	5,015	141,373
			2,055,223

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Capital Markets 0.2%
The Bank of New York Mellon Corp.	United States	11,751	$459,934
[a]NorthStar Asset Management Group Inc.	United States	44,579	1,081,932
			1,541,866
Chemicals 2.3%
[a]Air Products & Chemicals Inc.	United States	19,839	3,097,662
Akzo Nobel NV	Netherlands	22,712	1,687,604
Calgon Carbon Corp.	United States	3,934	81,158
The Dow Chemical Co.	United States	23,661	1,165,068
[a]Ecolab Inc.	United States	13,524	1,562,563
FMC Corp.	United States	11,307	716,977
LyondellBasell Industries NV, A	United States	3,478	298,795
The Mosaic Co.	United States	9,106	484,986
[a]The Sherwin-Williams Co.	United States	6,387	1,821,572
[a,b]WR Grace & Co.	United States	33,789	3,350,179
			14,266,564
Commercial Services & Supplies 0.2%
[b]Atento SA	Luxembourg	26,555	305,914
Edenred	France	20,939	571,264
MacDonald Dettwiler & Associates Ltd.	Canada	768	60,507
[b]Metalico Inc.	United States	128,489	82,233
Tyco International Ltd.	United States	5,500	232,210
West Corp.	United States	1,235	42,175
			1,294,303
Communications Equipment 0.7%
[b]Arista Networks Inc.	United States	5,000	346,050
[a,b]Ciena Corp.	United States	26,855	561,807
[a]Cisco Systems Inc.	United States	36,126	1,066,078
[b]CommScope Holding Co. Inc.	United States	7,455	234,833
[a,b]F5 Networks Inc.	United States	1,925	227,371
Nokia Corp., ADR	Finland	49,914	399,811
Nokia OYJ, A	Finland	97,647	785,114
[b]Palo Alto Networks Inc.	United States	1,140	162,131
[b]Radware Ltd.	Israel	9,300	197,532
[a,b]Sonus Networks Inc.	United States	29,630	505,488
			4,486,215
Construction & Engineering 0.1%
Chicago Bridge & Iron Co. NV	United States	12,299	567,722
Construction Materials 0.3%
[a]Vulcan Materials Co	United States	7,015	582,245
[a,b,e]Cemex SAB de CV	Mexico	52,974	537,686
CRH PLC	Ireland	929	26,317
Martin Marietta Materials Inc.	United States	4,213	599,637
			1,745,885
Consumer Finance 0.3%
American Express Co.	United States	24,364	1,987,859
Diversified Consumer Services 0.1%
Cambian Group PLC	United Kingdom	6,702	21,470
Sotheby's	United States	8,316	365,488
			386,958
Diversified Financial Services 0.6%
Azimut Holding SpA	Italy	3,861	101,146
[b]ING Groep NV	Netherlands	92,527	1,382,801

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Moody's Corp.	United States	15,544	$1,506,835
[a]MSCI Inc.	United States	8,845	496,293
			3,487,075
Diversified Telecommunication Services 0.3%
China Unicom Hong Kong Ltd.	China	14,226	240,561
Koninklijke KPN NV	Netherlands	62,635	213,919
[a,b]Level 3 Communications Inc.	United States	14,609	786,841
[b]Telecom Italia SpA	Italy	398,676	475,581
Telecom Italia SpA, RSP	Italy	137,677	134,885
			1,851,787
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity Ltd.	United States	6,685	482,189
Energy Equipment & Services 0.8%
[a]Baker Hughes Inc.	United States	30,640	1,915,307
[a,b]Dresser-Rand Group Inc.	United States	26,934	2,192,158
Halliburton Co.	United States	16,810	721,821
			4,829,286
Engineering and Construction 0.0%†
[b,f]Aena SA, 144A	Spain	739	68,688
Environmental Control 0.1%
United Envirotech Ltd.	Singapore	389,517	460,155
Food & Staples Retailing 0.7%
[a]Costco Wholesale Corp.	United States	20,326	2,987,109
CVS Health Corp.	United States	3,084	320,335
The Kroger Co.	United States	19,060	1,356,119
			4,663,563
Food Products 1.6%
Kraft Foods Group Inc.	United States	36,845	2,360,291
Cranswick PLC	United Kingdom	2,893	64,048
Greencore Group PLC	Ireland	12,346	64,539
[b]The Hain Celestial Group Inc.	United States	12,480	780,374
The JM Smucker Co.	United States	6,800	784,380
Lindt & Spruengli AG	Switzerland	26	1,694,152
Mead Johnson Nutrition Co., A	United States	22,857	2,394,499
Mondelez International Inc.	United States	48,384	1,787,063
			9,929,346
Health Care Equipment & Supplies 1.3%
[b]ABIOMED Inc.	United States	10,316	627,110
[a]Becton Dickinson and Co.	United States	17,445	2,559,530
[b]CareFusion Corp.	United States	8,757	526,121
[b]DBV Technologies SA, ADR	France	2,894	62,713
[a,b]Derma Sciences Inc.	United States	9,034	71,549
[b]GenMark Diagnostics Inc.	United States	17,642	224,230
[b,f]GrandVision NV, 144A	Netherlands	5,976	136,523
[b]Hologic Inc.	United States	23,158	749,856
[b]Innocoll AG, ADR	Germany	2,647	21,374
[b]InspireMD Inc.	United Kingdom	15,486	9,292
[a]Medtronic PLC	United States	40,693	3,157,370
[b]Nevro Corp.	United States	422	17,652
[b]Novadaq Technologies Inc.	Canada	8,845	146,385
[b]Tornier NV	United States	2,014	49,222
			8,358,927

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services 1.4%
[b]Acadia Healthcare Co. Inc.	United States	5,281	$333,918
Aetna Inc.	United States	6,325	629,654
Celesio AG	Germany	61,856	1,910,114
[a,b]Centene Corp.	United States	9,848	605,258
[a]Cigna Corp.	United States	10,927	1,329,051
[b]Community Health Systems Inc.	United States	27,875	641
[b]DaVita HealthCare Partners Inc.	United States	4,110	306,606
[b]Envision Healthcare Holdings Inc.	United States	6,143	224,957
[a,b]HCA Holdings Inc.	United States	5,966	426,808
[b]Laboratory Corp. of America Holdings	United States	3,362	413,627
McKesson Corp.	United States	2,753	629,611
[b]Molina Healthcare Inc.	United States	3,235	206,037
[a,b]Premier Inc., A	United States	1,957	71,743
[b]Tenet Healthcare Corp.	United States	15,155	701,676
[a]UnitedHealth Group Inc.	United States	2,157	245,100
[a]Universal Health Services Inc., B	United States	3,302	374,282
			8,409,083
Health Care Technology 0.1%
[b]Cerner Corp.	United States	2,608	187,933
[b]IMS Health Holdings Inc.	United States	6,545	172,264
[b]Inovalon Holdings Inc.	United States	4,153	128,992
			489,189
Holding Companies 0.1%
Hutchison Whampoa Ltd.	Hong Kong	37,204	509,434
Hotels, Restaurants & Leisure 2.8%
Bloomin' Brands Inc.	United States	37,753	972,517
Brinker International Inc.	United States	14,224	845,759
[a,b]Buffalo Wild Wings Inc.	United States	5,711	1,091,486
Carnival Corp.	United States	30,529	1,342,971
[b]Chipotle Mexican Grill Inc.	United States	207	137,649
Cracker Barrel Old Country Store Inc.	United States	3,236	488,733
[a]Domino's Pizza Inc.	United States	15,315	1,554,932
[a]International Game Technology	United States	98,860	1,763,662
[a,b]Life Time Fitness Inc.	United States	12,708	734,522
Marriott International Inc., A	United States	23,475	1,950,773
[a]Sonic Corp.	United States	42,291	1,344,431
Starbucks Corp.	United States	14,832	1,386,570
[a]Vail Resorts Inc.	United States	6,163	541,173
[a]Wyndham Worldwide Corp.	United States	29,575	2,705,521
Wynn Macau Ltd.	China	96,600	253,463
Wynn Resorts Ltd.	United States	3,379	481,508
			17,595,670
Household Durables 0.8%
[a,b]GoPro Inc.	United States	8,350	350,533
Lennar Corp., A	United States	4,068	204,254
[b]LGI Homes Inc.	United States	12,951	183,386
[a,b]NVR Inc.	United States	1,060	1,411,920
PulteGroup Inc.	United States	40,252	908,085
[a]The Ryland Group Inc.	United States	33,413	1,520,292
[b]Tempur Sealy International Inc.	United States	2,747	157,980
			4,736,450
Household Products 0.2%
Church & Dwight Co. Inc.	United States	12,248	1,042,795

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Independent Power & Renewable Electricity Producers 0.0%†
[b]Dynegy Inc.	United States	3,713	$103,481
Industrial Conglomerates 0.4%
[a]Danaher Corp.	United States	27,705	2,418,092
Insurance 0.1%
American International Group Inc.	United States	8,330	460,899
[b]iSelect Ltd.	Australia	49,505	56,671
W.R. Berkley Corp.	United States	5,542	276,601
			794,171
Internet & Catalog Retail 0.5%
[a,b]Amazon.com Inc.	United States	1,465	556,934
Expedia Inc.	United States	3,295	302,316
[a,b]Liberty Ventures, A	United States	15,268	613,468
[a,b]Netflix Inc.	United States	2,350	1,116,039
Travelport Worldwide Ltd.	Bermuda	6	96
[a,b]TripAdvisor Inc.	United States	9,391	838,147
			3,427,000
Internet Software & Services 1.1%
[a,b]Akamai Technologies Inc.	United States	10,841	753,558
[a,b]Alibaba Group Holding Ltd., ADR	China	5,570	474,118
[b]Baidu Inc., ADR	China	1,510	307,662
[b]Benefitfocus Inc.	United States	8,600	280,016
[a,b]CoStar Group Inc.	United States	2,405	478,980
[b]Coupons.com Inc.	United States	4,200	40,950
[b]Dealertrack Technologies Inc.	United States	2,300	91,471
[a,b]eBay Inc.	United States	6,885	398,710
[a,b]Google Inc., A	United States	1,611	906,397
[a,b]Google Inc., C	United States	1,138	635,459
[b]GrubHub Inc.	United States	2,900	121,829
[a,b]HomeAway Inc.	United States	12,505	387,592
[b]Just Eat PLC	United Kingdom	35,149	195,028
[b]Marketo Inc.	United States	8,510	237,855
[b]Qihoo 360 Technology Co. Ltd., ADR	China	4,445	203,270
[b]Twitter Inc.	United States	1,600	76,928
[a,b]VeriSign Inc.	United States	4,500	288,090
[b]Xoom Corp.	United States	15,790	269,220
[b]Yahoo! Inc.	United States	4,079	180,618
[a,b]Yelp Inc.	United States	7,875	378,000
			6,705,751
IT Services 2.3%
Accenture PLC, A	United States	11,485	1,033,995
[a,b]Alliance Data Systems Corp.	United States	1,575	438,653
[a]Automatic Data Processing Inc.	United States	9,185	815,995
[a,b]Cardtronics Inc.	United States	17,195	629,165
[a,b]Cognizant Technology Solutions Corp., A	United States	10,645	665,153
[a,b]EPAM Systems Inc.	United States	5,150	317,652
EVERTEC Inc.	United States	20,885	435,452
[a,b]ExlService Holdings Inc.	United States	44,335	1,547,292
[a,b]FleetCor Technologies Inc.	United States	6,693	1,026,907
[a]Forrester Research Inc.	United States	6,055	227,789
[b]Gartner Inc.	United States	1,570	130,483
[b]Genpact Ltd.	United States	65,530	1,456,077
[a]Global Payments Inc.	United States	5,620	516,253
[a]Heartland Payment Systems Inc.	United States	20,335	997,025
[a]MasterCard Inc., A	United States	12,194	1,099,045
[a,b]Vantiv Inc., A	United States	16,060	594,059

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[a,b]VeriFone Systems Inc.	United States	13,330	$469,083
[a]Visa Inc., A	United States	2,465	668,779
[a,b]WEX Inc.	United States	9,897	1,058,880
			14,127,737
Leisure Products 0.2%
Brunswick Corp.	United States	10,880	590,131
[a]Polaris Industries Inc.	United States	2,337	358,332
			948,463
Life Sciences Tools & Services 0.5%
[b]Fluidigm Corp.	United States	6,642	293,576
[b]Genfit	France	1,248	83,794
[a,b]Illumina Inc.	United States	4,009	783,599
[a]Thermo Fisher Scientific Inc.	United States	12,015	1,561,950
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	6,427	256,759
			2,979,678
Machinery 0.4%
MAN SE, ADR	Germany	470	50,386
[b]Navistar International Corp.	United States	3,887	113,151
[a]Pall Corp.	United States	15,045	1,516,686
Parker Hannifin Corp.	United States	2,348	288,076
SKF AB, B	Sweden	11,485	289,295
			2,257,594
Marine 0.1%
American Shipping ASA	Norway	8,218	36,019
Irish Continental Group PLC	Ireland	191,311	749,299
			785,318
Media 3.0%
[a]CBS Corp., B	United States	5,071	299,696
[a,b]DIRECTV	United States	32,433	2,873,564
[a,b]DISH Network Corp., A	United States	34,555	2,593,007
[b]Imax Corp.	Canada	13,375	467,724
[b]Liberty Broadband Corp., A	United States	11,613	602,250
[a,b]Liberty Broadband Corp., C	United States	5,807	302,312
[b]Liberty Global PLC, A	United Kingdom	29,983	1,620,881
[b]Liberty Global PLC, C	United Kingdom	17,829	930,139
[a,b]Liberty Media Corp., A	United States	20,160	777,470
[a,b]Liberty Media Corp., C	United States	61,349	2,368,071
[b]The Madison Square Garden Co., A	United States	1,897	148,630
[b]Markit Ltd.	United States	13,370	356,311
Sky PLC	United Kingdom	10,663	164,045
[a]Time Warner Cable Inc.	United States	14,778	2,276,551
[a]Time Warner Inc.	United States	9,525	779,717
[a]The Walt Disney Co.	United States	22,384	2,329,727
			18,890,095
Metals & Mining 0.5%
Agnico Eagle Mines Ltd.	Canada	5,447	175,121
Goldcorp Inc.	Canada	12,925	284,091
[b]Impala Platinum Holdings Ltd.	South Africa	19,989	122,866
Newmont Mining Corp.	United States	6,935	182,598
[b]Thompson Creek Metals Co. Inc.	United States	107,042	170,197
ThyssenKrupp AG	Germany	95,013	2,529,441
			3,464,314

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Multiline Retail 0.5%
[a]Family Dollar Stores Inc.	United States	24,792	$1,952,122
[a]Macy's Inc.	United States	16,960	1,080,691
			3,032,813
Oil, Gas & Consumable Fuels 0.8%
Anadarko Petroleum Corp.	United States	497	41,862
Canadian Natural Resources Ltd.	Canada	1,329	38,740
[b]Cheniere Energy Inc.	United States	13,199	1,064,235
Kinder Morgan Inc.	United States	5,872	240,811
MPLX LP	United States	7,415	609,513
Noble Energy Inc.	United States	2,065	97,530
[a]Occidental Petroleum Corp.	United States	9,004	701,232
Pioneer Natural Resources Co.	United States	262	39,960
[b]Sabine Oil & Gas Corp.	United States	46,600	12,116
Suncor Energy Inc.	Canada	1,317	39,642
Talisman Energy Inc.	Canada	119,930	933,055
Tesoro Corp.	United States	5,080	466,547
Valero Energy Corp.	United States	756	46,638
[a]The Williams Cos. Inc.	United States	15,039	737,513
			5,069,394
Packaging & Containers 0.0%†
Pact Group Holdings Ltd.	Australia	27,300	93,222
Paper & Forest Products 0.3%
[b]Canfor Corp.	Canada	21,612	496,172
[b]Louisiana-Pacific Corp.	United States	70,045	1,178,857
			1,675,029
Pharmaceuticals 4.2%
[b]Actavis PLC	United States	20,464	5,962,391
[b]Aerie Pharmaceuticals Inc.	United States	14,156	398,067
[a]Allergan Inc.	United States	28,123	6,545,347
[a,b]Aratana Therapeutics Inc.	United States	13,936	268,407
[b]Assembly Biosciences Inc.	United States	4,327	58,458
AstraZeneca PLC, ADR	United Kingdom	11,206	772,093
[a,b]BioDelivery Sciences International Inc.	United States	16,416	246,158
[a]Bristol-Myers Squibb Co.	United States	9,661	588,548
[b]Cempra Inc.	United States	4,047	134,037
[b]Dermira Inc.	United States	2,316	38,747
Eli Lilly & Co.	United States	10,022	703,244
[b]Flamel Technologies SA, ADR	France	6,927	108,408
[b]Flex Pharma Inc.	United States	1,955	33,988
[b]Foamix Pharmaceuticals Ltd.	Israel	4,767	42,712
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	2,083	168,556
[b]Intersect ENT Inc.	United States	2,001	52,846
[b]Jazz Pharmaceuticals PLC	United States	1,689	287,282
[a,b]The Medicines Co.	United States	8,655	248,961
Novartis AG	Switzerland	2,485	254,464
Novo Nordisk AS, ADR	Denmark	4,754	227,003
[b]Omeros Corp.	United States	1,302	27,173
[a,b]Pacira Pharmaceuticals Inc.	United States	8,026	921,144
Perrigo Co. PLC	United States	2,726	421,085
Pfizer Inc.	United States	2,450	84,084
[b]Relypsa Inc.	United States	1,948	75,582
[b]Revance Therapeutics Inc.	United States	741	11,893
[b]Salix Pharmaceuticals Ltd.	United States	4,374	687,593
Shire PLC, ADR	Ireland	8,838	2,138,001
[b]Tetraphase Pharmaceuticals Inc.	United States	8,857	349,497
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,180	352,384

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[b]Valeant Pharmaceuticals International Inc.	United States	2,908	$574,272
[a,b]XenoPort Inc.	United States	4,301	29,462
Zoetis Inc.	United States	65,072	2,999,168
[b]ZS Pharma Inc.	United States	946	46,799
			25,857,854
Professional Services 0.8%
[a]Equifax Inc.	United States	9,000	840,330
Experian PLC	United Kingdom	29,431	544,337
[b]FTI Consulting Inc.	United States	5,700	210,159
[a,b]Huron Consulting Group Inc.	United States	13,460	897,109
[a]ManpowerGroup Inc.	United States	8,275	665,806
[a]Robert Half International Inc.	United States	8,185	507,143
SThree PLC	United Kingdom	76,205	388,537
[b]Verisk Analytics Inc., A	United States	5,205	373,771
[a,b]WageWorks Inc.	United States	7,505	431,162
			4,858,354
Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	United States	833	82,584
Columbia Property Trust Inc.	United States	6,565	169,968
[a]Crown Castle International Corp.	United States	8,459	730,096
[b]Equity Commonwealth	United States	24,687	652,971
[b]iStar Financial Inc.	United States	857	11,355
Nippon Accommodations Fund Inc.	Japan	29	110,788
[a]NorthStar Realty Finance Corp.	United States	22,794	438,101
[a]Spirit Realty Capital Inc.	United States	69,901	856,287
			3,052,150
Real Estate Management & Development 0.0%†
[b]Grand City Properties SA	Germany	825	13,691
[b]Realogy Holdings Corp.	United States	4,795	220,570
			234,261
Road & Rail 1.4%
Canadian Pacific Railway Ltd.	Canada	9,540	1,789,895
CSX Corp.	United States	15,895	545,357
DSV AS	Denmark	3,894	125,782
[a,b]Hertz Global Holdings Inc.	United States	56,364	1,300,318
Kansas City Southern	United States	9,757	1,130,251
Ryder System Inc.	United States	2,715	255,183
[a]Union Pacific Corp.	United States	29,839	3,588,438
			8,735,224
Semiconductors & Semiconductor Equipment 1.1%
[a]Applied Materials Inc.	United States	48,708	1,220,135
[b]Applied Micro Circuits Corp.	United States	16,755	91,147
[a]Cypress Semiconductor Corp.	United States	20,200	297,950
[b]First Solar Inc.	United States	2,800	167,286
[b]Freescale Semiconductor Ltd.	United States	10,845	391,613
Intel Corp.	United States	7,461	248,078
[b]NXP Semiconductors NV	Netherlands	39,129	3,321,857
Sino-American Silicon Products Inc.	Taiwan	95,000	154,275
SK Hynix Inc.	South Korea	7,311	310,412
Sumco Corp.	Japan	17,000	341,634
[b]SunEdison Semiconductor Ltd.	United States	9,300	223,758
Texas Instruments Inc.	United States	921	54,155
			6,822,300

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Software 0.9%
[a]Activision Blizzard Inc.	United States	7,045	$164,289
[b]Adobe Systems Inc.	United States	2,600	205,660
[b]Citrix Systems Inc.	United States	2,133	135,819
FactSet Research Systems Inc.	United States	480	74,664
[b]FleetMatics Group PLC	United States	16,025	660,390
[b]Guidewire Software Inc.	United States	1,115	62,061
[a]Intuit Inc.	United States	15,449	1,508,286
[a]Microsoft Corp.	United States	20,703	907,827
[b]Mobileye NV	United States	2,100	74,508
Oracle Corp.	United States	11,007	482,327
[b]Red Hat Inc.	United States	2,820	194,918
[b]Redknee Solutions Inc.	Canada	22,793	72,567
[b]Rovi Corp.	United States	2,647	65,857
[b]Salesforce.com Inc.	United States	3,760	260,869
[b]UBISOFT Entertainment	France	6,612	121,457
[a,b]Verint Systems Inc.	United States	7,905	481,217
			5,472,716
Specialty Retail 0.9%
[a,b]Autozone Inc.	United States	2,530	1,625,980
[a]Best Buy Co. Inc.	United States	22,827	869,709
[a]The Home Depot Inc.	United States	14,597	1,675,006
Lowe's Cos. Inc.	United States	7,724	572,271
[a]Tiffany & Co.	United States	7,607	671,090
			5,414,056
Technology Hardware, Storage & Peripherals 0.9%
[a]Apple Inc.	United States	24,853	3,192,616
ATOS	France	1,445	102,956
[a]Hewlett-Packard Co.	United States	3,990	139,012
Lenovo Group Ltd.	China	192,000	296,078
[b]NCR Corp.	United States	35,703	1,050,025
[a,b]Nimble Storage Inc.	United States	19,585	494,717
Western Digital Corp.	United States	2,350	251,403
			5,526,807
Telecommunication Service 0.2%
Swisscom AG	Switzerland	1,987	1,139,031
Textiles, Apparel & Luxury Goods 0.3%
Carter's Inc.	United States	706	62,672
[a]NIKE Inc., B	United States	16,163	1,569,750
PVH Corp.	United States	1,077	114,733
[b]Skechers U.S.A. Inc., A	United States	5,124	349,149
			2,096,304
Tobacco 0.0%†
Altria Group Inc.	United States	1,538	86,574
Lorillard Inc.	United States	1,327	90,793
			177,367
Trading Companies & Distributors 0.0%†
[b]United Rentals Inc.	United States	2,985	277,784
Transportation Infrastructure 0.1%
BBA Aviation PLC	United Kingdom	44,151	236,320

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Transportation Infrastructure (continued)
[b]Wesco Aircraft Holdings Inc.	United States	35,755	$536,683
			773,003
Wireless Telecommunication Services 0.3%
[b]Sprint Corp.	United States	31,165	159,565
[a,b]T-Mobile US Inc.	United States	46,173	1,525,094
			1,684,659

Total Common Stocks and Other Equity Interests (Cost $246,936,678)			279,324,608

Exchange Traded Funds 0.1%
[b]iPath S&P 500 VIX Short-Term Futures ETN	United Kingdom	6,657	183,866
iShares China Large-Cap ETF	China	3,950	172,852
iShares Core S&P Mid-Cap ETF	United States	855	128,635
Utilities Select Sector SPDR Fund	United States	2,302	104,120
Total Exchange Traded Funds (Cost $593,700)			589,473

Convertible Preferred Stocks 1.9%
Diversified Telecommunication Services 0.0%†
Iridium Communications Inc., cvt. pfd., Series B, 6.75%	United States	350	124,486
Food Products 0.6%
Bunge Ltd., cvt. pfd., 4.875%	United States	4,222	446,730
Post Holdings Inc., cvt. pfd.,
[a,f]144A, 2.50%	United States	28,811	2,801,870
[f]144A, 3.75%	United States	5,100	568,905
[a]5.25%	United States	785	77,570
Tyson Foods Inc., cvt. pfd., 4.75%	United States	2,723	138,464
			4,033,539
Health Care Providers & Services 0.0%†
Amsurg Corp., cvt. pfd., Series A-1, 5.25%	United States	42	5,153
Metals & Mining 0.0%†
Alcoa Inc., cvt. pfd., Series 1, 5.375%	United States	2,118	102,511
ArcelorMittal, cvt. pfd., 6.00%	Luxembourg	825	14,363
			116,874
Multi-Utilities 0.0%†
Dominion Resources Inc., cvt. pfd.,
6.375%	United States	1,155	58,420
Series A, 6.125%	United States	137	7,892
			66,312
Oil, Gas & Consumable Fuels 0.2%
[f]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	17	17,138
[a]PetroQuest Energy Inc., cvt. pfd., Series B, 6.875%	United States	11,430	308,610
[a]Rex Energy Corp., cvt. pfd., 6.00%	United States	4,060	199,103
[a]Sanchez Energy Corp., cvt. pfd., Series B, 6.50%	United States	8,167	343,014
[a]SandRidge Energy Inc., cvt. pfd., 7.00%	United States	2,160	98,820
			966,685
Pharmaceuticals 0.5%
Actavis PLC, cvt. pfd., Series A, 5.50%	United States	2,795	2,867,670
Real Estate Investment Trusts (REITs) 0.3%
Health Care REIT Inc., cvt. pfd., Series I, 6.50%	United States	330	22,552
iStar Financial Inc., cvt. pfd., Series J, 4.50%	United States	915	52,956

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares		Value
Convertible Preferred Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust, cvt. pfd., Series D, 7.25%	United States	25,095		$1,690,399
Weyerhaeuser Co., cvt. pfd., Series A, 6.375%	United States	2,210		128,931
				1,894,838
Specialty Retail 0.1%
[f]Barnes & Noble Inc., cvt. pfd., 144A, Series J, 7.75%	United States	365		540,912
Tobacco 0.2%
[a]Universal Corp., cvt. pfd., 6.75%	United States	910		1,014,650

Total Convertible Preferred Stocks (Cost $12,142,489)				11,631,119

Preferred Stocks 0.2%
Banks 0.0%†
[b]National Bank of Greece SA, pfd., Series A, 9.00%	Greece	1,363		15,538
Consumer Finance 0.1%
[f]Ally Financial Inc., pfd., 144A, Series G, 7.00%	United States	404		407,093
Machinery 0.0%†
MAN SE, pfd., zero cpn.	Germany	3,542		376,349
Real Estate Investment Trusts (REITs) 0.1%
American Tower Corp., pfd., 5.59%	United States	5,647		571,759
Crown Castle International Corp., pfd., 4.50%	United States	862		91,803
				663,562
Wireless Telecommunication Services 0.0%†
T-Mobile US Inc., pfd., 5.50%	United States	1,836		110,895

Total Preferred Stocks (Cost $1,598,313)				1,573,437
		Principal Amount*
Convertible Bonds 13.1%
Aerospace & Defense 0.1%
[a]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	566,000		593,946
Biotechnology 0.5%
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	1,117,000		1,166,567
AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	390,000		740,025
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	8,000		10,670
1.50%, 10/15/20	United States	48,000		66,060
Emergent Biosolutions Inc., senior note, 2.875%, 1/15/21	United States	30,000		35,606
Exelixis Inc., senior note, 4.25%, 8/15/19	United States	630,000		502,031
Gilead Sciences Inc., senior note, Series D, 1.625%, 5/01/16	United States	18,000		81,866
[f]Immunomedics Inc., senior note, 144A, 4.75%, 2/15/20	United States	250,000		256,860
[f]Lexicon Pharmaceuticals Inc., senior note, 144A, 5.25%, 12/01/21	United States	150,000		144,563
[f]Synergy Pharmaceuticals Inc., senior note, 144A, 7.50%, 11/01/19	United States	90,000		90,844
				3,095,092
Building Products 0.1%
[a,f]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	550,000		673,406
Capital Markets 0.4%
[g]The Bank of New York Mellon Luxembourg SA, junior sub. bond,
Series PRX, FRN, 4.545%, 12/15/50	Luxembourg	100,000	EUR	72,178
[a,f]Cowen Group Inc., senior note, 144A, 3.00%, 3/15/19	United States	585,000		665,803
[a]FXCM Inc., senior note, 2.25%, 6/15/18	United States	555,000		406,191
[a,f]New Mountain Finance Corp., senior note, 144A, 5.00%, 6/15/19	United States	625,000		639,453
[f]Prospect Capital Corp., senior note, 144A, 4.75%, 4/15/20	United States	815,000		769,666
				2,553,291
Commercial Services & Supplies 0.1%
Cenveo Inc., senior note, 7.00%, 5/15/17	United States	665,000		614,709

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Communications Equipment 0.3%
[a,f]Brocade Communications Systems Inc., senior note, 144A, 1.375%,
1/01/20	United States	360,000		$382,950
[f]Ciena Corp., senior note, 144A, 3.75%, 10/15/18	United States	29,000		36,921
Finisar Corp., senior bond, 0.50%, 12/15/33	United States	25,000		24,812
JDS Uniphase Corp., senior bond, 0.625%, 8/15/33	United States	150,000		158,156
[f]Oclaro Inc., senior note, 144A, 6.00%, 2/15/20	United States	130,000		146,575
[f]Palo Alto Networks Inc., senior note, zero cpn., 144A, 7/01/19	United States	681,000		962,764
				1,712,178
Construction & Engineering 0.1%
[h]Fomento de Construcciones y Contratas SA, sub. note, Reg S, 6.50%,
10/30/20	Spain	450,000	EUR	510,720
Consumer Finance 0.1%
[f]Encore Capital Group Inc., senior note, 144A, 2.875%, 3/15/21	United States	540,000		505,237
Diversified Consumer Services 0.2%
[a]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	710,000		558,681
[a,f]Carriage Services Inc., sub. note, 144A, 2.75%, 3/15/21	United States	475,000		559,018
				1,117,699
Diversified Financial Services 0.1%
[f]Element Financial Corp., sub. note, 144A, 5.125%, 6/30/19	Canada	580,000	CAD	543,115
Diversified Telecommunication Services 0.2%
[h]Telecom Italia Finance SA, sub. note, Series TIT, Reg S, 6.125%,
11/15/16	Italy	700,000	EUR	1,077,197
Electrical Equipment 0.1%
[a]SolarCity Corp., senior note, 2.75%, 11/01/18	United States	405,000		417,150
Electronic Equipment, Instruments & Components 0.4%
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	595,000		643,344
[f]Vishay Intertechnology Inc., senior bond,144A,
[a]2.25%, 11/15/40	United States	1,235,000		1,368,534
2.25%, 5/15/41	United States	420,000		371,438
				2,383,316
Energy Equipment & Services 0.1%
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	1,006,000		899,741
Food Products 0.1%
[h]Olam International Ltd., senior note, Reg S, 6.00%, 10/15/16	Singapore	500,000		521,875
Health Care Equipment & Supplies 0.7%
Alere Inc., senior sub. note, 3.00%, 5/15/16	United States	446,000		511,785
Hologic Inc., senior bond, Series 2010, 2.00%, 12/15/37	United States	654,000		951,979
Quidel Corp., senior note, 3.25%, 12/15/20	United States	1,064,000		1,141,805
The Spectranetics Corp., senior bond, 2.625%, 6/01/34	United States	148,000		188,700
Wright Medical Group Inc., senior note,
2.00%, 8/15/17	United States	856,000		987,075
[f]144A, 2.00%, 2/15/20	United States	842,000		858,314
				4,639,658
Health Care Providers & Services 0.6%
HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	296,000		359,825
[a]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	1,030,000		1,660,231
WellPoint Inc., senior bond, 2.75%, 10/15/42	United States	951,000		1,874,065
				3,894,121
Health Care Technology 0.1%
Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	635,000		625,475

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Household Durables 0.5%
Jarden Corp.,
[f]senior sub. bond, 144A, 1.125%, 3/15/34	United States	45,000	$54,647
senior note, 1.50%, 6/15/19	United States	371,000	534,008
[a]senior sub. note, 1.875%, 9/15/18	United States	978,000	1,685,216
K Hovnanian Enterprises Inc., senior note, 6.00%, 12/01/17	United States	315,000	347,485
[f]Lennar Corp., senior note, 144A, 3.25%, 11/15/21	United States	15,000	32,400
The Ryland Group Inc., senior note, 1.625%, 5/15/18	United States	186,000	282,836
			2,936,592
Insurance 0.1%
AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	635,000	558,403
Internet & Catalog Retail 0.3%
Priceline Group Inc., senior note,
[a]1.00%, 3/15/18	United States	895,000	1,263,069
0.35%, 6/15/20	United States	25,000	29,500
[f]144A, 0.90%, 9/15/21	United States	690,000	674,044
			1,966,613
Internet Software & Services 0.7%
[f]AOL Inc., senior note, 144A, 0.75%, 9/01/19	United States	635,000	642,144
[a]Blucora Inc., senior note, 4.25%, 4/01/19	United States	655,000	625,525
Envestnet Inc., 1.75%, 12/15/19	United States	275,000	299,406
j2 Global Inc., 3.25%, 6/15/29	United States	437,000	510,744
[f]LinkedIn Corp., senior note, 144A, 0.50%, 11/01/19	United States	729,000	828,786
[a,f]MercadoLibre Inc., senior note, 144A, 2.25%, 7/01/19	Argentina	696,000	849,555
[a]SINA Corp., senior note, 1.00%, 12/01/18	China	180,000	165,150
[f]Twitter Inc., senior note, 144A, 1.00%, 9/15/21	United States	500,000	487,187
			4,408,497
Leisure Products 0.0%†
[f]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	350,000	302,531
Life Sciences Tools & Services 0.1%
Sequenom Inc., senior note, 5.00%, 10/01/17	United States	470,000	471,469
Machinery 0.5%
Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	830,000	955,537
The Greenbrier Cos. Inc., senior note, 3.50%, 4/01/18	United States	35,000	55,191
[f]Navistar International Corp., senior sub. note, 144A, 4.75%, 4/15/19	United States	790,000	699,150
Trinity Industries Inc., senior bond, 3.875%, 6/01/36	United States	865,000	1,293,716
			3,003,594
Media 0.0%†
[f]Global Eagle Entertainment Inc., senior bond, 144A, 2.75%, 2/15/35	United States	135,000	136,603
Metals & Mining 0.3%
Horsehead Holding Corp., senior note, 3.80%, 7/01/17	United States	657,000	706,686
[h]Paladin Energy Ltd., senior note, Reg S, 3.625%, 11/04/15	United States	400,000	399,000
[a]Stillwater Mining Co., senior bond, 1.75%, 10/15/32	United States	435,000	539,400
			1,645,086
Oil, Gas & Consumable Fuels 0.8%
Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	325,000	396,500
[a]Alon USA Energy Inc., 3.00%, 9/15/18	United States	460,000	520,375
[a]Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	660,000	181,500
[a,f]Amyris Inc., senior note, 144A, 6.50%, 5/15/19	United States	470,000	357,200
[a]Cobalt International Energy Inc., senior bond, 3.125%, 5/15/24	United States	525,000	407,203
[a]Peabody Energy Corp., junior sub. bond, 4.75%, 12/15/41	United States	700,000	329,000
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	480,000	436,800
[a,f]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	Monaco	1,350,000	1,321,312
[h]Ship Finance International Ltd., senior note, Reg S, 3.75%, 2/10/16	Norway	500,000	508,500

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
[a]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,020,000	$483,863
			4,942,253
Pharmaceuticals 0.2%
ANI Pharmaceuticals Inc., senior note, 3.00%, 12/01/19	United States	315,000	379,575
[f]The Medicines Co., senior note, 144A, 2.50%, 1/15/22	United States	426,000	461,677
Mylan Inc., senior note, 3.75%, 9/15/15	United States	67,000	288,016
Theravance Inc., senior bond, 2.125%, 1/15/23	United States	315,000	292,163
			1,421,431
Professional Services 0.1%
[f]51job Inc., senior note, 144A, 3.25%, 4/15/19	China	505,000	531,197
Real Estate Investment Trusts (REITs) 1.5%
American Realty Capital Properties Inc., senior note,
3.00%, 8/01/18	United States	25,000	23,875
3.75%, 12/15/20	United States	663,000	625,295
[f]American Residential Properties Inc., senior note, 144A, 3.25%,
11/15/18	United States	360,000	360,450
[a]Annaly Capital Management Inc., senior note, 5.00%, 5/15/15	United States	710,000	712,662
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%,
3/15/19	United States	520,000	521,303
[a,f]Campus Crest Communities Inc., senior note, 144A, 4.75%, 10/15/18	United States	495,000	478,603
Colony Financial Inc., senior bond, 5.00%, 4/15/23	United States	355,000	392,497
[f]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	475,000	489,547
[f]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,073,000	1,276,870
[f]IAS Operating Partnership LP, 144A, 5.00%, 3/15/18	United States	510,000	490,237
[a,f]iStar Financial Inc., senior note, 144A, 1.50%, 11/15/16	United States	590,000	592,950
National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	284,000	304,058
RAIT Financial Trust, senior bond, 4.00%, 10/01/33	United States	310,000	270,088
Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	520,000	518,375
Resource Capital Corp., senior note,
[a]6.00%, 12/01/18	United States	385,000	354,922
8.00%, 1/15/20	United States	225,000	220,781
[a]Spirit Realty Capital Inc., senior note,
2.875%, 5/15/19	United States	403,000	404,765
3.75%, 5/15/21	United States	286,000	285,823
Starwood Property Trust Inc., senior note, 4.00%, 1/15/19	United States	595,000	686,853
[a,f]Starwood Waypoint Residential Trust, senior note, 144A, 3.00%,
7/01/19	United States	560,000	529,903
			9,539,857
Real Estate Management & Development 0.2%
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	915,000	1,062,544
Semiconductors & Semiconductor Equipment 1.3%
Canadian Solar Inc., senior note, 4.25%, 2/15/19	Canada	330,000	323,812
[a]Intel Corp., junior sub. bond, 3.482%, 12/15/35	United States	625,000	800,000
[a]Lam Research Corp., senior note, 1.25%, 5/15/18	United States	675,000	982,125
[a,f]Microchip Technology Inc., senior note, 144A, 1.625%, 2/15/25	United States	922,000	984,235
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	35,756
[a]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	1,690,000	2,044,900
[f]NXP Semiconductors NV, senior note, 144A, 1.00%, 12/01/19	Netherlands	560,000	614,950
Photronics Inc., senior note, 3.25%
4/01/16	United States	160,000	167,500
4/01/19	United States	290,000	307,038
[a,f]SunEdison Inc., senior note, 144A, 0.25%, 1/15/20	United States	972,000	995,085
Xilinx Inc., senior note, 2.625%, 6/15/17	United States	334,000	495,364
			7,750,765

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Software 1.3%
[f]Citrix Systems Inc., senior note, 144A, 0.50%, 4/15/19	United States	280,000	$292,075
Electronic Arts Inc., senior note, 0.75%, 7/15/16	United States	1,325,000	2,389,141
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	27,000	26,797
Proofpoint Inc., senior note, 1.25%, 12/15/18	United States	371,000	573,891
[f]PROS Holdings Inc., senior note, 144A, 2.00%, 12/01/19	United States	555,000	558,122
[f]Rovi Corp., senior note, 144A, 0.50%, 3/01/20	United States	1,036,000	1,036,000
Take-Two Interactive Software Inc., senior note,
1.75%, 12/01/16	United States	680,000	990,250
[a]1.00%, 7/01/18	United States	398,000	540,036
[f]TiVo Inc., senior note,144A,
4.00%, 3/15/16	United States	330,000	377,850
2.00%, 10/01/21	United States	550,000	515,969
Workday Inc., senior note, 0.75%, 7/15/18	United States	685,000	836,128
			8,136,259
Technology Hardware, Storage & Peripherals 0.5%
[a,f]Electronics For Imaging Inc., senior note, 144A, 0.75%, 9/01/19	United States	1,561,000	1,587,342
[a]SanDisk Corp., senior note, 0.50%, 10/15/20	United States	790,000	854,681
[f]Violin Memory Inc., senior note, 144A, 4.25%, 10/01/19	United States	465,000	447,853
			2,889,876
Textiles, Apparel & Luxury Goods 0.3%
[a]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	1,656,000	1,996,515
Tobacco 0.1%
Vector Group Ltd., senior note, 1.75%, 4/15/20	United States	485,000	523,497
Trading Companies & Distributors 0.0%†
[f]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	220,000	287,512

Total Convertible Bonds (Cost $79,434,491)			80,889,020

Corporate Bonds and Notes 15.1%
Aerospace & Defense 1.0%
[f]Bombardier Inc.,144A,
[i]senior note, 5.50%, 9/15/18	Canada	1,440,000	1,440,000
senior bond, 6.125%, 1/15/23	Canada	1,260,000	1,211,175
[i]senior bond, 7.50%, 3/15/25	Canada	1,800,000	1,800,000
[f]KLX Inc., senior note, 144A, 5.875%, 12/01/22	United States	1,319,000	1,350,326
[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	100,000	104,750
[g]Rockwell Collins Inc., senior note, FRN, 0.591%, 12/15/16	United States	40,000	40,060
Textron Inc., senior bond, 3.875%, 3/01/25	United States	23,000	23,757
			5,970,068
Air Freight & Logistics 0.2%
[f]XPO Logistics Inc., senior note, 144A, 7.875%, 9/01/19	United States	1,110,000	1,190,475
Airlines 0.1%
[f]American Airlines Group Inc., senior note, 144A, 4.625%, 3/01/20	United States	350,000	352,188
Auto Components 0.0%†
[f]Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance
Inc., senior note, 144A, 7.875%, 10/01/22	United States	105,000	102,375
Automobiles 0.1%
[f,g]Daimler Finance North America LLC, senior note, 144A, FRN, 0.588%,
3/10/17	Germany	150,000	150,225
General Motors Co., senior bond, 5.20%, 4/01/45	United States	120,000	133,454
[f,g]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.785%,
3/03/17	Japan	105,000	105,364

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Automobiles (continued)
[g]Toyota Motor Credit Corp., senior note, FRN, 0.647%, 1/17/19	Japan	40,000	$39,991
			429,034
Banks 0.2%
Bank of America Corp.,
[g]senior note, FRN, 1.293%, 1/15/19	United States	20,000	20,283
sub. bond, 4.20%, 8/26/24	United States	135,000	139,981
[f]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	169,000	207,025
[f]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	400,000	412,672
Royal Bank of Scotland Group PLC, sub. bond, 6.125%, 12/15/22	United Kingdom	350,000	395,436
[f]Societe Generale SA, sub. bond, 144A, 5.00%, 1/17/24	France	200,000	211,295
			1,386,692
Beverages 0.0%†
[g]Anheuser-Busch InBev NV, senior note, FRN, 0.446%, 1/27/17	Belgium	45,000	44,927
[g]The Coca-Cola Co., senior note, FRN, 0.355%, 11/01/16	United States	80,000	80,189
			125,116
Biotechnology 0.0%†
[g]Amgen Inc., senior note, FRN, 0.642%, 5/22/17	United States	125,000	125,198
Building Products 0.0%†
[f]NCI Building Systems Inc., senior note, 144A, 8.25%, 1/15/23	United States	50,000	52,250
Owens Corning, senior bond, 4.20%, 12/01/24	United States	40,000	41,541
			93,791
Capital Markets 0.1%
E*TRADE Financial Corp., senior note, 5.375%, 11/15/22	United States	600,000	634,500
Morgan Stanley, sub. bond, 4.35%, 9/08/26	United States	150,000	156,579
			791,079
Chemicals 0.0%†
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	56,000	58,209
Commercial Services & Supplies 0.7%
[f]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	1,837,000	1,781,890
[f]Quad Graphics Inc., senior note, 144A, 7.00%, 5/01/22	United States	1,049,000	1,038,510
RR Donnelley & Sons Co., senior bond, 6.00%, 4/01/24	United States	1,138,000	1,182,097
The ServiceMaster Co., senior note, 7.00%, 8/15/20	United States	283,000	299,980
			4,302,477
Communications Equipment 0.3%
[f]Avaya Inc.,144A,
first lien bond, 9.00%, 4/01/19	United States	1,139,000	1,181,712
senior note, secured, 10.50%, 3/01/21	United States	547,000	479,993
[g]Cisco Systems Inc., senior note, FRN, 0.515%, 3/03/17	United States	100,000	100,328
			1,762,033
Construction Materials 0.2%
[f]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	75,000	63,750
[f]Cemex SAB de CV, senior bond, 144A, 6.125%, 5/05/25	Mexico	365,000	364,927
[f]NWH Escrow Corp., senior note, 144A, 7.50%, 8/01/21	United States	720,000	684,000
			1,112,677
Consumer Durables & Apparel 0.3%
[a]Visant Corp., senior note, 10.00%, 10/01/17	United States	2,391,000	2,169,833
Consumer Finance 0.1%
Ally Financial Inc., senior bond, 8.00%, 3/15/20	United States	115,000	138,000

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Consumer Finance (continued)
Springleaf Finance Corp., senior note, 5.25%, 12/15/19	United States	360,000		$368,100
				506,100
Cosmetic and Personal Care 0.0%†
[g]The Procter & Gamble Co., senior note, FRN, 0.332%, 11/04/16	United States	80,000		80,057
Diversified Financial Services 0.8%
[f,i]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	420,000		435,750
[g]Caterpillar Financial Services Corp., senior note, FRN, 0.465%, 3/03/17	United States	110,000		110,098
[f]Corp. Financiera de Desarrollo SA,144A,
senior note, 3.25%, 7/15/19	Peru	200,000		203,300
sub. bond, 5.25% to 7/15/24, FRN thereafter, 7/15/29	Peru	200,000		206,500
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	326,685
[g]Ford Motor Credit Co. LLC, senior note, FRN, 1.037%, 1/17/17	United States	40,000		40,083
General Electric Capital Corp.,
[j]junior sub. bond, Series A, 7.125% to 6/15/22, FRN thereafter,
Perpetual	United States	100,000		118,125
[g]senior note, FRN, 0.483%, 1/14/16	United States	20,000		20,035
[f,g]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.043%, 3/18/17	South Korea	200,000		200,381
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%,
8/01/21	United States	245,000		233,362
[a,f]ROC Finance LLC/ROC Finance 1 Corp., secured, second lien note,
144A, 12.125%, 9/01/18	United States	3,000,000		3,142,500
				5,036,819
Diversified Telecommunication Services 0.8%
Frontier Communications Corp., senior bond, 6.875%, 1/15/25	United States	1,061,000		1,066,305
Intelsat Luxembourg SA, senior note, 7.75%, 6/01/21	Luxembourg	559,000		519,870
Oi SA,
[h]senior bond, Reg S, 5.75%, 2/10/22	Brazil	200,000		174,980
[f]senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	95,112
[g]Verizon Communications Inc., senior note, FRN, 0.636%, 6/09/17	United States	125,000		125,013
[f]Wind Acquisition Finance SA,144A, senior note,
4.75%, 7/15/20	Italy	400,000		405,000
7.375%, 4/23/21	Italy	400,000		418,000
Windstream Corp., senior bond,
7.75%, 10/01/21	United States	380,000		382,850
7.50%, 6/01/22	United States	887,000		883,674
6.375%, 8/01/23	United States	750,000		692,813
				4,763,617
Electric Utilities 0.1%
[g]Duke Energy Corp., senior note, FRN, 0.636%, 4/03/17	United States	100,000		100,111
[g]Duke Energy Progress Inc., secured note, FRN, 0.435%, 3/06/17	United States	50,000		50,005
[f]EDP Finance BV, senior note, 144A, 4.125%, 1/15/20	Portugal	250,000		261,285
				411,401
Electronic Equipment, Instruments & Components 0.1%
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/23	United States	350,000		352,625
[f]Keysight Technologies Inc., senior bond, 144A, 4.55%, 10/30/24	United States	235,000		238,698
				591,323
Energy 0.0%†
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	200,000		245,105
Energy Equipment & Services 0.0%†
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	160,000		160,312

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Food & Staples Retailing 0.1%
SUPERVALU Inc., senior note, 7.75%, 11/15/22	United States	600,000		$637,500
Food Products 0.7%
[f]BI-LO LLC / BI-LO Finance Corp., secured, first lien note, 144A, 9.25%,
2/15/19	United States	446,000		442,655
[f]Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	700,000		706,125
[f]HJ Heinz Co., senior bond, 144A, 4.875%, 2/15/25	United States	1,520,000		1,531,400
Post Holdings Inc., senior note,
[f]144A, 6.75%, 12/01/21	United States	180,000		184,500
7.375%, 2/15/22	United States	565,000		590,425
Tesco PLC, senior bond,
5.125%, 4/10/47	United Kingdom	200,000	EUR	254,110
6.125%, 2/24/22	United Kingdom	200,000	GBP	345,735
				4,054,950
Health Care Equipment & Supplies 0.3%
Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	2,145,000		1,839,338
Health Care Providers & Services 0.4%
[a]CHS/Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	315,000		337,050
[f]Kindred Healthcare Inc., senior note, 144A,
[a]8.00%, 1/15/20	United States	1,123,000		1,229,685
8.75%, 1/15/23	United States	740,000		810,300
Laboratory Corp. of America Holdings, senior bond, 3.60%, 2/01/25	United States	65,000		65,987
				2,443,022
Hotels, Restaurants & Leisure 1.4%
Boyd Gaming Corp., senior note, 9.00%, 7/01/20	United States	380,000		412,775
[a,f]Caesars Entertainment Resort Properties, secured, second lien note,
144A, 11.00%, 10/01/21	United States	1,135,000		1,012,987
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		135,313
[f]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	1,730,000		1,814,337
[f]Greektown Holdings LLC/Greektown Mothership Corp., senior note,
144A, 8.875%, 3/15/19	United States	991,000		1,062,847
Isle of Capri Casinos, senior note, 8.875%, 6/15/20	United States	749,000		805,175
[f]MCE Finance Ltd., senior note, 144A, 5.00%, 2/15/21	Hong Kong	1,020,000		989,400
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	330,000		344,850
Mohegan Tribal Gaming Authority, senior note,
[f,k]PIK, 144A, 11.00%, 9/15/18	United States	950,000		954,750
9.75%, 9/01/21	United States	397,000		425,783
Pinnacle Entertainment Inc., senior bond, 7.75%, 4/01/22	United States	450,000		488,250
[f]Scientific Games International Inc., senior note, 144A, 7.00%, 1/01/22	United States	370,000		382,950
				8,829,417
Household Durables 0.1%
Sharp Corp., senior note, Series 26, 1.604%, 9/13/19	Japan	100,000,000	JPY	751,824
Independent Power & Renewable Electricity Producers 0.3%
[f]Dynegy Finance I Inc./Dynegy Finance II Inc., secured,144A,
senior note, 7.375%, 11/01/22	United States	1,117,000		1,184,020
senior bond, 7.625%, 11/01/24	United States	630,000		669,375
				1,853,395
Independent Power Producers & Energy Traders 0.0%†
[f]TerraForm Power Operating LLC, senior note, 144A, 5.875%, 2/01/23	United States	120,000		125,076
Insurance 0.1%
[h]Assicurazioni Generali SpA, senior sub. bond, Reg S, 7.75% to
12/12/22, FRN thereafter, 12/12/42	Italy	300,000	EUR	439,145
Genworth Holdings Inc., senior bond,
4.90%, 8/15/23	United States	30,000		26,507
4.80%, 2/15/24	United States	45,000		39,607

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Insurance (continued)
Old Republic International Corp., senior bond, 4.875%, 10/01/24	United States	225,000		$240,253
				745,512
Internet & Catalog Retail 0.2%
[a,f]Netflix Inc., senior note, 144A, 5.50%, 2/15/22	United States	1,330,000		1,378,944
Life Sciences Tools & Services 0.2%
[f]inVentiv Health Inc., senior note, 144A, 11.00%, 8/15/18	United States	1,080,000		977,400
Machinery 0.0%†
[g]John Deere Capital Corp., senior note, FRN, 0.358%, 12/10/15	United States	80,000		80,070
Media 2.5%
[f]Altice Financing SA, secured note, 144A, 5.25%, 2/15/23	Luxembourg	200,000	EUR	239,755
[f]Altice SA, senior note, 144A, 7.75%, 5/15/22	Luxembourg	350,000		362,250
American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	1,950,000		2,015,812
CCOH Safari LLC,
senior bond, 5.75%, 12/01/24	United States	1,660,000		1,722,250
senior note, 5.50%, 12/01/22	United States	150,000		155,438
DISH DBS Corp., senior note,
5.875%, 7/15/22	United States	170,000		172,125
5.125%, 5/01/20	United States	160,000		161,800
5.875%, 11/15/24	United States	1,601,000		1,596,998
[f]Lee Enterprises Inc./IA, senior note, secured, 144A, 9.50%, 3/15/22	United States	1,787,000		1,858,480
The McClatchy Co., senior note, secured, 9.00%, 12/15/22	United States	1,451,000		1,480,020
Postmedia Network Inc., secured, second lien note, 12.50%, 7/15/18	Canada	2,725,000		2,864,656
WideOpenWest Finance LLC/Capital Corp., senior note, 10.25%,
7/15/19	United States	2,450,000		2,609,250
				15,238,834
Metals & Mining 0.4%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	1,140,000		1,040,250
senior note, 7.625%, 10/01/21	United States	1,162,000		1,016,750
senior note, 8.375%, 4/01/22	United States	46,000		41,170
ArcelorMittal, senior bond, 7.75%, 10/15/39	Luxembourg	100,000		107,750
[f]Essar Steel Algoma Inc., secured note, 144A, 9.50%, 11/15/19	Canada	165,000		155,100
				2,361,020
Oil, Gas & Consumable Fuels 1.4%
Antero Resources Corp., senior note,
[f]144A, 5.125%, 12/01/22	United States	35,000		34,650
5.125%, 12/01/22	United States	10,000		9,900
[f]Baytex Energy Corp., senior note,144A,
5.125%, 6/01/21	Canada	10,000		9,575
5.625%, 6/01/24	Canada	10,000		9,470
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	15,000		14,775
5.75%, 2/01/23	United States	55,000		51,425
[g]BP Capital Markets PLC, senior note, FRN, 0.676%, 11/07/16	United Kingdom	80,000		80,190
[f]California Resources Corp., senior bond, 144A, 6.00%, 11/15/24	United States	160,000		143,100
[g]Canadian Natural Resources Ltd., senior note, FRN, 0.632%, 3/30/16	Canada	100,000		99,870
Chesapeake Energy Corp.,
senior bond, 6.625%, 8/15/20	United States	5,000		5,463
senior note, 4.875%, 4/15/22	United States	145,000		143,912
senior note, 5.375%, 6/15/21	United States	5,000		5,088
[g]Chevron Corp., senior note, FRN, 0.427%, 11/15/17	United States	145,000		145,205
Cimarex Energy Co., senior bond, 4.375%, 6/01/24	United States	145,000		143,187
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	55,000		57,200
5.50%, 4/01/23	United States	45,000		46,800

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc., senior note,
4.50%, 4/15/23	United States	15,000	$14,666
3.80%, 6/01/24	United States	50,000	46,801
Diamondback Energy Inc., senior note, 7.625%, 10/01/21	United States	150,000	158,625
[g]Exxon Mobil Corp., senior note, FRN, 0.281%, 3/15/17	United States	110,000	110,099
Forest Oil Corp.,
[a]senior bond, 7.25%, 6/15/19	United States	716,000	241,202
senior note, 7.50%, 9/15/20	United States	377,000	128,180
[a]Halcon Resources Corp., senior note, 9.75%, 7/15/20	United States	655,000	505,987
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., senior
bond, 4.875%, 12/01/24	United States	300,000	309,750
[f]MEG Energy Corp.,144A,
senior bond, 6.375%, 1/30/23	Canada	35,000	33,425
senior note, 6.50%, 3/15/21	Canada	35,000	34,037
senior bond, 7.00%, 3/31/24	Canada	45,000	44,044
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	10,000	9,988
6.50%, 11/01/21	United States	692,000	669,510
6.875%, 3/15/22	United States	795,000	783,075
[f]Pacific Rubiales Energy Corp., senior bond, 144A, 5.625%, 1/19/25	Colombia	310,000	204,693
Petrobras Global Finance BV, senior bond, 5.625%, 5/20/43	Brazil	280,000	226,100
[h]Petroleos de Venezuela SA, senior bond, Reg S, 5.50%, 4/12/37	Venezuela	260,000	82,660
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	160,000	157,400
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	65,000	63,700
Rosetta Resources Inc., senior note,
5.625%, 5/01/21	United States	15,000	14,363
5.875%, 6/01/22	United States	45,000	43,425
senior bond, 5.875%, 6/01/24	United States	5,000	4,763
[f]Sabine Pass Liquefaction LLC, senior note, 144A, 5.625%, 3/01/25	United States	1,175,000	1,182,344
[a]SandRidge Energy Inc., senior note, 7.50%, 3/15/21	United States	405,000	297,675
[g]Shell International Finance BV, senior note, FRN, 0.467%, 11/15/16	Netherlands	80,000	80,193
SM Energy Co.,
senior note, 6.625%, 2/15/19	United States	15,000	15,469
senior note, 6.50%, 11/15/21	United States	10,000	10,300
senior bond, 6.50%, 1/01/23	United States	25,000	26,000
senior note, 5.00%, 1/15/24	United States	50,000	48,750
[f]senior note, 144A, 6.125%, 11/15/22	United States	88,000	90,420
Southwestern Energy Co., senior note, 4.95%, 1/23/25	United States	355,000	365,501
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000	26,562
senior bond, 4.25%, 11/15/23	United States	5,000	4,975
[f]senior note, 144A, 5.00%, 1/15/18	United States	360,000	375,750
senior bond, 5.25%, 5/01/23	United States	15,000	15,375
[f]senior note, 144A, 4.125%, 11/15/19	United States	125,000	127,500
[f]Tesoro Logistics LP / Tesoro Logistics Finance Corp., senior note,
144A, 6.25%, 10/15/22	United States	160,000	170,400
[f]Ultra Petroleum Corp.,144A,
senior note, 5.75%, 12/15/18	United States	20,000	19,500
senior bond, 6.125%, 10/01/24	United States	50,000	47,750
[f]Western Refining Logistics LP/WNRL Finance Corp., senior bond,
144A, 7.50%, 2/15/23	United States	80,000	82,200
Whiting Petroleum Corp., senior note,
5.00%, 3/15/19	United States	25,000	24,750
5.75%, 3/15/21	United States	125,000	123,594
6.50%, 10/01/18	United States	145,000	148,262
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	205,000	206,153
			8,375,726

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Packaging & Containers 0.1%
[f]Owens-Brockway Glass Container Inc.,144A,
senior bond, 5.375%, 1/15/25	United States	170,000	$178,075
senior note, 5.00%, 1/15/22	United States	170,000	177,013
			355,088
Pharmaceuticals 0.3%
[f]BioScrip Inc., senior note, 144A, 8.875%, 2/15/21	United States	145,000	130,319
[f]Endo Finance LLC & Endo Finco Inc.,144A,
senior note, 5.375%, 1/15/23	United States	400,000	408,000
senior bond, 6.00%, 2/01/25	United States	925,000	983,969
[g]Johnson & Johnson, senior note, FRN, 0.332%, 11/28/16	United States	20,000	20,033
[g]Merck & Co. Inc., senior note, FRN, 0.381%, 2/10/17	United States	165,000	165,154
[f]Valeant Pharmaceuticals International Inc., senior note, 144A,
5.50%, 3/01/23	United States	200,000	202,250
6.375%, 10/15/20	United States	70,000	73,937
			1,983,662
Pipelines 0.0%†
Regency Energy Partners LP/Regency Energy Finance Corp., senior
note, 5.75%, 9/01/20	United States	140,000	152,950
Professional Services 0.0%†
[f]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	50,000	51,063
Real Estate 0.0%†
[f]Rialto Holdings LLC/Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	203,000	207,441
Real Estate Investment Trusts (REITs) 0.1%
ARC Properties Operating Partnership LP, senior note, 3.00%, 2/06/19	United States	34,000	32,832
iStar Financial Inc., senior note, 4.00%, 11/01/17	United States	385,000	384,519
			417,351
Real Estate Management & Development 0.1%
Kennedy-Wilson Inc., senior bond, 5.875%, 4/01/24	United States	429,000	434,362
[f]Realogy Group LLC/Co-Issuer Corp., senior note, 144A, 5.25%,
12/01/21	United States	65,000	65,244
			499,606
Retailing 0.2%
New Albertsons Inc., senior bond,
7.45%, 8/01/29	United States	963,000	897,998
8.00%, 5/01/31	United States	117,000	111,150
			1,009,148
Road & Rail 0.0%†
[f]Florida East Coast Holdings Corp., senior note, 144A, 6.75%, 5/01/19	United States	213,000	220,189
Semiconductors & Semiconductor Equipment 0.0%†
KLA-Tencor Corp., senior note, 4.65%, 11/01/24	United States	173,000	183,079
Software 0.1%
[f]Open Text Corp., senior note, 144A, 5.625%, 1/15/23	Canada	220,000	228,800
[g]Oracle Corp., senior note, FRN, 0.454%, 7/07/17	United States	135,000	135,169
[f]Rolta Americas LLC, senior note, 144A, 8.875%, 7/24/19	India	260,000	257,400
			621,369
Specialty Retail 0.2%
[f]Claire's Stores Inc., senior note, 144A, 9.00%, 3/15/19	United States	810,000	764,438
[f]Family Tree Escrow LLC, senior note, 144A, 5.75%, 3/01/23	United States	720,000	761,400
			1,525,838

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Trading Companies & Distributors 0.3%
Air Lease Corp.,
senior note, 3.75%, 2/01/22	United States	90,000	$91,522
senior bond, 4.25%, 9/15/24	United States	170,000	175,525
Aircastle Ltd., senior note, 5.50%, 2/15/22	United States	15,000	16,125
[f]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	1,405,000	1,426,075
			1,709,247
Transportation 0.0%†
[g]Canadian National Railway Co., senior note, FRN, 0.455%, 11/06/15	Canada	80,000	80,021
Wireless Telecommunication Services 0.5%
Sprint Communications Inc., senior bond, 6.00%, 11/15/22	United States	735,000	714,787
Sprint Corp., senior note,
7.875%, 9/15/23	United States	700,000	726,250
[a]7.125%, 6/15/24	United States	276,000	276,000
7.625%, 2/15/25	United States	1,440,000	1,461,600
			3,178,637

Total Corporate Bonds and Notes (Cost $92,883,083)			93,652,696

Corporate Notes in Reorganization 0.7%
Commercial Services & Supplies 0.2%
[a,f,l]Altegrity Inc., secured, first lien note, 144A, 7/01/19	United States	1,098,000	1,119,960
Electric Utilities 0.5%
[f,l]Energy Future Intermediate Holding Co./EFIH Finance Inc., senior note,
144A, 12/01/18	United States	2,652,000	3,029,910

Total Corporate Notes in Reorganization (Cost $4,107,188)			4,149,870

[g]Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.1%
Awas Aviation, Term Loan, 3.50%, 7/16/18	United States	17,817	17,850
B/E Aerospace Inc., Term Loan B, 4.00%, 11/21/21	United States	60,000	60,285
TransDigm Group Inc.,
Term Loan D, 3.75%, 6/04/21	United States	126,911	126,662
Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%,
2/28/20	United States	80,058	79,841
			284,638
Air Freight & Logistics 0.0%†
Goodpack Ltd., Term Loan, first lien, 4.75%, 8/04/21	United States	50,043	50,324
Auto Components 0.0%†
American Tire Inc., Initial Term Loan, 5.75%, 6/01/18	United States	13,645	13,692
Visteon Corp., Term Loan B, 3.50%, 4/08/21	United States	74,905	74,788
			88,480
Biotechnology 0.0%†
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.172%,
2/27/21	United States	204,588	204,506
Building Materials 0.0%†
Quikrete Holdings Inc., Term Loan, first lien, 4.00%, 9/28/20	United States	74,242	74,019
Building Products 0.0%†
Continental Building Products Inc., Term Loan, first lien, 4.00%, 8/15/20	United States	55,778	55,202
Capital Markets 0.0%†
American Beacon Advisors Inc., Initial Term Loan, 4.75%, 11/20/19	United States	10,484	10,510

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[g]Senior Floating Rate Interests (continued)
Chemicals 0.0%†
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems
U.S. Holdings Inc.), Refinanced Term Loan B, 3.75%, 2/01/20	United States	10,246	$10,192
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%,
7/18/21	United States	31,920	31,740
			41,932
Commercial Services & Supplies 0.1%
Garda World Security Corp.,
Delayed Draw Term Loan B, 4.00%, 11/04/20	United States	4,023	3,991
Term Loan B, 4.00%, 11/06/20	United States	15,727	15,599
Harland Clarke Holdings Corp. (Clarke American Corp.), Tranche B-3
Term Loan, 7.00%, 5/22/18	United States	19,371	19,541
Interactive Data Corp., Term Loan, 4.75%, 4/21/21	United States	21,771	21,866
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/23/21	United States	118,690	116,909
Midas Intermediate Holdco II LLC,
Delayed Draw Term Loan, 4.75%, 8/18/21	United States	1,919	1,927
Term Loan B, 4.75%, 8/18/21	United States	17,027	17,099
The ServiceMaster Co., Term Loan, 4.25%, 7/01/21	United States	112,010	112,080
			309,012
Communications Equipment 0.1%
LTS Buyer LLC, senior secured, Term Loan B, first lien guaranteed,
4.00%, 4/13/20	United States	33,117	32,972
Presidio Holdings, Term Loan B, 6.25%, 1/20/22	United States	200,000	197,250
			230,222
Containers & Packaging 0.0%†
Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A), New Term
Loan, 4.00%, 12/17/19	United States	79,774	79,774
FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%,
11/27/19	United States	6,883	6,834
			86,608
Diversified Financial Services 0.0%†
Duff & Phelps LLC, Initial Term Loan, senior secured, first lien, 4.50%,
4/23/20	United States	39,499	39,318
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/03/21	United States	9,128	9,059
Pods Holdings, First Lien Term Loan, 5.25%, 1/28/22	United States	121,812	122,878
Vat Holdings, Initial Term Loan, 4.75%, 1/28/21	United States	12,350	12,283
			183,538
Diversified Telecommunication Services 0.0%†
Cable & Wireless, Term Loan B, 5.50%, 11/06/16	United States	80,545	80,898
Level 3 Financing Inc., Term Loan B, 4.50%, 1/31/22	United States	48,413	48,705
			129,603
Electrical Equipment 0.1%
Generac Power Systems Inc., Term Loan B, 3.25%, 5/31/20	United States	315,335	313,495
Electronic Equipment, Instruments & Components 0.0%†
Zebra Technologies Corp., Term Loan B, 4.75%, 9/30/21	United States	72,782	73,661
Food Products 0.0%†
ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed,
3.25%, 2/24/21	United States	89,325	88,962
Big Heart Pet Brands (Del Monte Corporation), Initial Term Loan,
3.50%, 2/21/20	United States	99,250	99,225
Reddy Ice Corp., Term Loan B, first lien, 6.75%, 4/01/19	United States	6,251	5,440
			193,627

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[g]Senior Floating Rate Interests (continued)
Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75%, 5/07/21	United States	55,720	$55,186
Health Care Providers & Services 0.1%
Amsurg Corp., Term Loan B, 3.75%, 7/16/21	United States	42,692	42,835
DaVita HealthCare Partners Inc., Term Loan B, 3.50%, 6/18/21	United States	132,850	133,336
Millennium Labs LLC, Tranche B Term Loan, 5.25%, 4/15/21	United States	113,990	114,700
			290,871
Health Care Technology 0.0%†
IMS Health Holdings Inc., Dollar B Term Loan, 3.50%, 3/07/21	United States	16,873	16,898
Hotels, Restaurants & Leisure 0.0%†
Hilton Worldwide Finance LLC, senior secured, first lien guaranteed,
3.50%, 10/26/20	United States	122,978	123,073
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21	United States	100,000	100,094
			223,167
Household Durables 0.0%†
Tempur-Sealy International Inc., New Term Loan B, senior secured, first
lien guaranteed, 3.50%, 3/18/20	United States	32,063	32,056
Household Products 0.0%†
Libbey Glass Inc., Initial Term Loan, 3.75%, 4/07/21	United States	7,676	7,657
Wilsonart International Holding LLC, Initial Term Loan, senior secured,
first lien, 4.00%, 10/31/19	United States	19,748	19,662
			27,319
Independent Power Producers & Energy Traders 0.0%†
Calpine Construction Finance Co. LP,
Delayed Term Loan, 4.00%, 10/21/20	United States	6,599	6,605
senior secured, first lien guaranteed, 3.00%, 5/03/20	United States	20,737	20,517
Term Loan B, 4.00%, 10/09/19	United States	71,813	71,925
			99,047
Industrial Conglomerates 0.0%†
Crosby U.S. Acquisition Corp., Term Loan, first lien, 3.75%, 11/07/20	United States	19,800	18,389
Insurance 0.0%†
Asurion LLC, senior secured, first lien, Incremental Tranche B-1 Term
Loan, 5.00%, 5/24/19	United States	68,775	68,995
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 2/10/21	United States	50,320	49,817
			118,812
Internet Software & Services 0.0%†
Dealertrack Technologies Inc., Term Loan B, 3.25%, 2/25/21	United States	15,826	15,783
Zayo Group, LLC (Zayo Capital Inc.), Term Loan B, 4.00%, 7/02/19	United States	56,943	57,010
			72,793
Investment Companies 0.0%†
Grosvenor Capital Management Holdings, LLP, Initial Term Loan,
3.75%, 11/25/20	United States	9,703	9,557
IT Services 0.0%†
Aptean Inc., Term Loan, 5.25%, 2/05/20	United States	49,625	48,136
Leisure Products 0.0%†
Bauer Performance Sports Ltd., Initial Term Loan B, 4.00%, 4/02/21	United States	11,580	11,595
SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%,
4/10/20	United States	35,622	35,622
			47,217

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[g]Senior Floating Rate Interests (continued)
Life Sciences Tools & Services 0.0%†
Quintiles Transnational Corp., Term Loan B-3, 3.75%, 6/08/18	United States	139,602	$139,979
Machinery 0.0%†
Dematic, New Incremental Term Loan, 4.25%, 12/18/19	United States	3,383	3,365
North American Lifting Holdings Inc., Initial Term Loan, first lien, 5.50%,
11/26/20	United States	15,857	14,787
Signode Industrial Group, Initial Term Loan B, 3.75%, 4/09/21	United States	29,037	28,807
			46,959
Media 0.1%
Charter Communications Inc., Term Loan G, 4.25%, 8/12/21	United States	22,739	22,935
Creative Artists, Term Loan B, 5.50%, 12/10/21	United States	54,524	55,001
Springer Science Business Media GmbH, Term Loan B-3, 4.75%,
8/16/21	United States	19,751	19,677
Time Inc., Term Loan B, 4.25%, 4/17/21	United States	34,825	34,890
Tribune Co., Initial Term Loan, 4.00%, 11/21/20	United States	18,442	18,477
Virgin Media, Term Loan, 3.50%, 6/07/20	United Kingdom	205,000	204,824
William Morris Endeavor Entertainment LLC, Term Loan, first lien,
5.25%, 3/12/21	United States	52,735	52,636
			408,440
Metals & Mining 0.0%†
ABC Supply, Term Loan B, 3.50%, 4/16/20	United States	64,673	64,333
Doncasters Finance U.S. Finance LLC, (Doncasters U.S. LLC), Term
Loan B, 4.50%, 4/10/20	United States	11,213	11,197
			75,530
Miscellaneous Manufacturing 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 6/12/21	United States	33,915	33,754
Oil, Gas & Consumable Fuels 0.0%†
Power Buyer LLC senior secured, first lien,
Delayed Draw Term Loan, 4.25%, 5/06/20	United States	3,417	3,357
Initial Term Loan, 4.25%, 5/06/20	United States	63,994	62,875
			66,232
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC, Term Loan B, senior secured, first lien
guaranteed, 6.25%, 11/01/19	United States	19,767	19,833
JLL/Delta Dutch Newco B.V., Initial Dollar Term Loan, 4.25%, 1/23/21	United States	9,950	9,881
Mallinckrodt International Finance S.A., Initial Term Loan, 3.25%,
3/19/21	United States	86,497	86,054
Valeant, Term Loan B, 3.50%, 6/27/20	United States	175,000	174,858
			290,626
Pipelines 0.0%†
Energy Transfer Equity, L.P., Term Loan, 3.25%, 12/02/19	United States	40,000	39,050
Professional Services 0.0%†
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	69,134	65,980
Real Estate Management & Development 0.0%†
The Brickman Group Ltd. LLC, Initial Term Loan, first lien, 4.00%,
12/11/20	United States	6,930	6,893
Realogy Group LLC/Co-Issuer Corp, Initial Term Loan B, 3.75%,
3/05/20	United States	199,943	200,243
			207,136
Retailing 0.0%†
The Hillman Group, Term Loan B, 4.50%, 6/30/21	United States	41,537	41,329
Talbots Inc., Term Loan, first lien, 4.75%, 3/14/20	United States	68,187	66,312
			107,641

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*			Value
[g]Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 0.0%†
Entegris Inc., Tranche B Term Loan, 3.50%, 3/25/21	United States	17,776			$17,665
Microsemi, Term Loan, 3.50%, 2/19/20	United States	6,887			6,871
NXP BV, Tranche D Term Loan, 3.25%, 1/22/20	Netherlands	9,875			9,850
					34,386
Software 0.1%
BMC Software Finance Inc., senior secured, Term Loan, first lien
guaranteed, 5.00%, 9/10/20	United States	94,505			90,572
Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%,
6/03/20	United States	64,679			64,234
Micro Focus International PLC, Term Loan B, 5.25%, 10/07/21	United Kingdom	79,895			78,863
Renaissance Learning Inc., Initial Term Loan, first lien, 4.50%, 3/31/21	United States	31,167			30,713
Vertafore Inc., Term Loan B, 4.25%, 10/03/19	United States	74,425			74,433
					338,815
Specialty Retail 0.1%
GNC Holdings Inc., Term Loan, 3.25%, 3/18/19	United States	100,000			97,717
The Men's Warehouse Inc., Term Loan B, 4.50%, 4/15/21	United States	73,737			74,313
Neiman Marcus, Term Loan B, 4.25%, 10/25/20	United States	99,748			99,132
					271,162
Trading Companies & Distributors 0.0%†
Hd Supply, Term Loan B, 4.00%, 6/28/18	United States	74,808			74,808
Transportation 0.0%†
OSG Bulk Ships, Term Loan B, 5.25%, 6/26/19	United States	10,963			10,922
Wireless Telecommunication Services 0.0%†
SBA Finance, Incremental Term Loan, 3.25%, 2/05/21	United States	49,750			49,512

Total Senior Floating Rate Interests (Cost $5,617,034)					5,649,757

Foreign Government and Agency Securities 0.3%
[h]Government of Hellenic Republic, senior, Series PSI, Reg S, 3.00%,
2/24/23 - 2/24/42	Greece	416,000		EUR	266,467
Mexico Bonos, Series M,
senior note, 4.75%, 6/14/18	Mexico	95,000	[m]	MXN	638,502
senior bond, 6.50%, 6/10/21	Mexico	75,100	[m]	MXN	536,035
Nota Do Tesouro Nacional, Series NTNF, 10.00%, 1/01/25	Brazil	1,373,000		BRL	432,042
Total Foreign Government and Agency Securities (Cost $2,027,446)					1,873,046

Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.4%
Airlines 0.0%†
[f]American Airlines 2013-1 Class B Pass Through Trust, senior note,
144A, 5.625%, 1/15/21	United States	182,729			190,952

Automobiles 0.1%
BMW Vehicle Owner Trust 2013-A, 0.67%, 11/27/17	United States	70,000			70,048
BMW Vehicle Owner Trust 2014-A, 0.97%, 11/26/18	United States	75,000			75,021
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	40,000			40,002
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	90,000			89,878
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000			44,952
A4, 1.31%, 10/15/20	United States	30,000			29,992
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	55,000			54,980
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	60,000			59,907
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	110,000			109,901
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	55,000			54,857
Nissan Auto Lease Trust, 2014-B, 1.12%, 9/15/17	United States	45,000			44,971
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	30,000			29,960
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	40,000			39,990

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Automobiles (continued)
USAA Auto Owner Trust, A4, 0.57%, 8/15/17	United States	20,000	$20,002
			764,461
Commercial Mortgage-Backed Securities 0.1%
[f,g]BLCP Hotel Trust 2014-CLRN, E, 144A, FRN, 3.843%, 8/15/29	United States	100,000	100,243
[f,g]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.567%,
6/15/34	United States	100,000	100,088
[g]Government National Mortgage Association, IO, FRN, 1.017%, 6/16/52	United States	207,664	12,388
[f,g]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.117%, 2/15/27	United States	100,000	99,852
[f]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000	101,746
[f,g]SCG Trust 2013-SRP1, FRN, 144A,
A, 1.567%, 11/15/26	United States	100,000	100,105
C, 3.417%, 11/15/26	United States	100,000	100,506
			614,928
Consumer Finance 0.1%
Ford Credit Auto Owner Trust,
2014-B, Series 2014-A3, 0.90%, 10/15/18	United States	120,000	120,057
Series 2014-A3, 1.06%, 5/15/19	United States	55,000	55,094
[f]2014-2A, 144A, 2.31%, 4/15/26	United States	100,000	101,153
			276,304
Credit Cards 0.4%
American Express Credit Account Master Trust,
0.98%, 5/15/19	United States	100,000	100,092
[g]FRN, 0.443%, 1/15/20	United States	100,000	100,034
Series 2014-3, 1.49%, 4/15/20	United States	100,000	100,448
Series 2014-A, 1.26%, 1/15/20	United States	100,000	100,085
[g]Series 2014-A, FRN, 0.457%, 5/15/20	United States	100,000	99,962
[g]BA Credit Card Trust, FRN,
A, 0.443%, 9/16/19	United States	120,000	120,007
A, 0.553%, 6/15/21	United States	100,000	100,029
A3, 0.457%, 1/15/20	United States	100,000	100,008
Capital One Multi-Asset Execution Trust,
A2, 1.26%, 1/15/20	United States	40,000	40,134
A3, 0.96%, 9/16/19	United States	100,000	99,887
A5, 1.48%, 7/15/20	United States	90,000	90,453
Chase Issuance Trust,
[g]A3, FRN, 0.373%, 5/15/18	United States	110,000	109,948
[g]A5, FRN, 0.543%, 4/15/21	United States	120,000	119,801
A8, 1.01%, 10/15/18	United States	100,000	100,132
[g]Series 2014-A, FRN, 0.423%, 11/15/18	United States	85,000	85,049
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	100,003
Citibank Credit Card Issuance Trust,
[g]2013-A2, FRN, 0.452%, 5/26/20	United States	125,000	124,862
[g]2014-A7, FRN, 0.368%, 8/24/18	United States	100,000	99,958
2014-A8, 1.73%, 4/09/20	United States	100,000	100,611
A10, 0.73%, 2/07/18	United States	100,000	100,077
A2, 1.02%, 2/22/19	United States	100,000	99,983
[g]A3, FRN, 0.371%, 5/09/18	United States	100,000	99,965
A4, 1.23%, 4/24/19	United States	100,000	100,137
[g]A7, FRN, 0.602%, 9/10/20	United States	200,000	200,679
[g]Discover Card Execution Note Trust, A1, FRN, 0.624%, 8/17/20	United States	210,000	210,000
			2,702,344
Diversified Financial Services 0.0%†
[f,g]Colony American Homes 2014-2, 2A, 144A, FRN, 3.356%, 7/17/31	United States	100,000	98,793

Other ABS 0.3%
[g]Ally Master Owner Trust, FRN,
1A1, 0.643%, 1/15/19	United States	100,000	99,970

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Other ABS (continued)
2A, 0.543%, 1/16/18	United States	135,000	$134,909
[f]American Homes 4 Rent 2014 Trust, SFR3 E, 144A, 6.418%, 12/17/36	United States	100,000	107,214
[f,g]CAM Mortgage Trust 2014-2, 144A, FRN, 4.45%, 5/15/48	United States	105,000	105,788
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	36,674	37,370
[f]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	96,667	97,141
[f,g]Invitation Homes Trust, B, 144A, FRN, 1.668%, 6/17/31	United States	100,000	99,652
[g]Lehman XS Trust, 2006-4N, FRN, 0.391%, 4/25/46	United States	114,218	84,268
[f]OneMain Financial Issuance Trust, 2014-2, Series 2014-A, 144A,
2.47%, 9/18/24	United States	150,000	150,041
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	98,595	98,326
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	87,500	89,101
[f]US Residential Opportunity Fund Trust,144A,
3.721%, 1/27/35	United States	100,000	100,253
1IV A, 3.721%, 2/27/35	United States	100,000	99,900
[f]VOLT LLC,144A,
2015-NPL1 A1, 3.625%, 10/25/57	United States	99,982	100,425
2015-NPL2 A1, 3.50%, 2/25/55	United States	100,000	100,260
2015-NPL4 A1, 3.50%, 2/25/55	United States	285,000	284,699
			1,789,317
Whole Loan Collateral CMO 0.4%
[g]Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 2.676%, 3/25/35	United States	71,326	69,932
[g]Adjustable Rate Mortgage 2004-5 Trust, FRN,
5A1, 2.582%, 4/25/35	United States	19,441	19,053
6A1, 2.463%, 4/25/35	United States	12,665	12,586
Alternative Loan 2003-20CB Trust, 2A1, 5.75%, 10/25/33	United States	31,899	33,775
Alternative Loan 2003-9T1 Trust, A7, 5.50%, 7/25/33	United States	32,702	32,992
Alternative Loan 2004-28CB Trust, 5A1, 5.75%, 1/25/35	United States	13,393	13,672
Alternative Loan 2004-J3 Trust, 1A1, 5.50%, 4/25/34	United States	66,037	68,480
[g]Alternative Loan 2005-14 Trust, 2A1, FRN, 0.378%, 5/25/35	United States	71,939	61,464
Alternative Loan 2005-J1 Trust, 2A1, 5.50%, 2/25/25	United States	16,347	16,712
[g]Banc of America Funding 2006-I Trust, 1A1, FRN, 2.297%, 12/20/36	United States	92,094	91,524
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	35,066	34,854
Bank of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	15,843	16,903
Bank of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	15,839	16,453
Bank of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	32,508	29,488
Bank of America Funding 2005-5 Trust, 2005-1A1, 5.50%, 9/25/35	United States	27,104	28,470
[g]Bank of America Mortgage 2005-A Trust, 2A1, FRN, 2.663%, 2/25/35	United States	17,548	17,085
[g]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.615%, 9/25/34	United States	103,111	99,385
[g]Bear Stearns ARM 2004-9 Trust, 12A3, FRN, 2.78%, 11/25/34	United States	21,857	21,638
[g]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.551%, 2/25/36	United States	34,094	26,900
[g]CHL Mortgage Pass-Through 2004-12 Trust, 8A1, FRN, 2.582%,
8/25/34	United States	24,599	23,080
[g]CHL Mortgage Pass-Through 2004-HYB4 Trust, 2A1, FRN, 2.396%,
9/20/34	United States	61,983	59,443
CHL Mortgage Pass-Through 2005-21 Trust, A17, 5.50%, 10/25/35	United States	26,525	25,027
[g]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.51%, 10/25/35	United States	54,935	54,518
[g]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.535%, 5/25/35	United States	32,680	31,629
[f,g]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.671%,
9/25/34	United States	120,000	109,086
[f,g]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.371%,
6/25/47	United States	110,000	101,200
CitiMortgage Alternative Loan 2007-A6 Trust, 1A11, 6.00%, 6/25/37	United States	20,707	18,486
Credit Suisse First Boston Mortgage Securities Corp.,
[g]3A1, FRN, 2.588%, 5/25/34	United States	29,676	29,379
[g]4A1, FRN, 2.544%, 12/25/33	United States	8,391	8,143
4A4, 5.75%, 11/25/33	United States	4,529	4,792
[g]7A1, FRN, 2.516%, 11/25/33	United States	11,025	10,655

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Whole Loan Collateral CMO (continued)
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4,
5.25%, 6/25/35	United States	10,570	$10,724
[g]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	17,438	16,604
[f]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	8,875	8,955
GMACM Mortgage Loan Trust 2003-J7, Series 2003-A7, 5.00%,
11/25/33	United States	65,689	66,169
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	62,005	62,972
[g]GSR Mortgage Loan Trust 2005-AR6, 4A5, FRN, 2.688%, 9/25/35	United States	57,128	57,565
[g]Harborview Mortgage Loan Trust, 1A, FRN, 0.538%, 10/19/33	United States	26,945	26,001
[g]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.463%, 3/25/36	United States	98,846	86,209
[g]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 1.99%, 11/25/33	United States	23,716	23,445
[g]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 2.659%, 6/25/35	United States	20,186	20,480
[g]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.404%, 2/25/36	United States	66,762	59,734
[g]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.575%, 1/25/37	United States	49,574	45,469
[g]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.489%, 7/25/35	United States	14,582	14,681
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	79,169	67,315
[g]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.494%,
7/25/34	United States	84,690	85,046
MASTR Alternative Loan Trust 2004-12, 6A2, 5.25%, 12/25/34	United States	23,900	24,019
[g]Merrill Lynch Mortgage Investors MLCC 2006-2 Trust, 2A, FRN, 2.12%,
5/25/36	United States	19,286	19,171
[g]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.63%, 5/25/36	United States	47,274	43,047
[g]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN, 2.396%,
10/25/35	United States	14,942	14,884
RALI 2004-QS2 Trust, AI1, 5.50%, 2/25/34	United States	28,672	28,900
[g]Structured Adjustable Rate Mortgage Loan Trust, 1A, FRN, 2.355%,
6/25/34	United States	36,567	36,203
Structured Asset Securities Corp. Trust 2005-1, 7A7, 5.50%, 2/25/35	United States	29,507	30,236
[g]WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, A3,
FRN, 2.356%, 8/25/35	United States	150,000	147,975
[g]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN,
2.612%, 10/25/33	United States	56,976	57,306
[g]Wells Fargo Mortgage Backed Securities 2003-M Trust, MA1, FRN,
2.151%, 12/25/33	United States	45,487	45,657
[g]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN,
2.638%, 2/25/34	United States	50,554	50,782
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	12,550	12,430
[g]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, FRN,
2A2, 2.614%, 6/25/35	United States	66,038	67,319
2A4, 2.614%, 6/25/35	United States	29,350	29,579
[g]Wells Fargo Mortgage Backed Securities Trust, 04-O A1, FRN, 2.615%,
8/25/34	United States	20,553	20,474
			2,466,155

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $8,866,829)			8,903,254
		Number of Contracts
Options Purchased 0.2%
Calls – Exchange-Traded
Airlines 0.0%†
American Airlines Group Inc., March Strike Price, $52.50, Expires
3/20/15	United States	75	3,750
Delta Air Lines Inc., March Strike Price, $48.00, Expires 3/20/15	United States	187	13,651
Delta Air Lines Inc., March Strike Price, $49.00, Expires 3/20/15	United States	207	11,178
United Continental Holdings Inc., March Strike Price, $70.00, Expires
3/20/15	United States	167	20,541
			49,120

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Banks 0.0%†
Commerzbank AG, June Strike Price, 11.50 EUR, Expires 6/19/15	Germany	57	$7,016
Beverages 0.0%†
PepsiCo Inc., April Strike Price, $105.00, Expires 4/17/15	United States	100	3,800
The Coca-Cola Co., May Strike Price, $44.00, Expires 5/15/15	United States	361	32,851
			36,651
Chemicals 0.0%†
The Dow Chemical Co., March Strike Price, $45.00, Expires 3/20/15	United States	47	21,432
Communications Equipment 0.0%†
Nokia OYJ, March Strike Price, 6.80 EUR, Expires 3/20/15	Finland	98	4,716
Nokia OYJ, March Strike Price, 7.00 EUR, Expires 3/20/15	Finland	229	7,175
			11,891
Construction Materials 0.0%†
Cemex SAB de CV, March Strike Price, $10.00, Expires 3/20/15	Mexico	123	5,166
Diversified Financial Services 0.0%†
S&P 500 Index, March Strike Price, $2,150.00, Expires 3/20/15	United States	45	13,950

Electrical Equipment 0.0%†
Alstom SA, March Strike Price, 27.00 EUR, Expires 3/20/15	France	20	5,886
Exchange Traded Funds 0.0%†
iShares MSCI Emerging Markets ETF, March Strike Price, $41.00,
Expires 3/27/15	United States	247	13,215
Market Vectors Gold Miners ETF, March Strike Price, $21.50, Expires
3/27/15	United States	195	12,480
			25,695
Food Products 0.0%†
Kraft Foods Group Inc., March Strike Price, $65.00, Expires 3/20/15	United States	61	4,026

Internet Software & Services 0.0%†
eBay Inc., January Strike Price, $50.00, Expires 1/15/16	United States	200	216,000
Pandora Media Inc., March Strike Price, $25.00, Expires 3/20/15	United States	79	237
			216,237
Media 0.1%
Time Warner Cable Inc., April Strike Price, $125.00, Expires 4/17/15	United States	71	205,545
Time Warner Cable Inc., April Strike Price, $145.00, Expires 4/17/15	United States	92	117,760
			323,305
Metals & Mining 0.0%†
Vale SA, September Strike Price, $8.00, Expires 9/18/15	Brazil	241	16,870

Semiconductors & Semiconductor Equipment 0.0%†
Canadian Solar Inc., March Strike Price, $25.00, Expires 3/20/15	Canada	9	4,500

Technology Hardware, Storage & Peripherals 0.0%†
NCR Corp., January Strike Price, $35.00, Expires 1/15/16	United States	109	19,620

Puts – Exchange-Traded
Biotechnology 0.0%†
Synergy Pharmaceuticals Inc., April Strike Price, $2.50, Expires 4/17/15	United States	46	690

Diversified Financial Services 0.1%
Euro STOXX 50 Index, March Strike Price, 2,900.00 EUR, Expires
3/20/15	Germany	28	439

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts			Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Diversified Financial Services 0.1%
Euro STOXX 50 Index, April Strike Price, 3,200.00 EUR, Expires
4/17/15	Germany		64		$8,093
Euro STOXX 50 Index, April Strike Price, 3,225.00 EUR, Expires
4/17/15	Germany		78		10,998
EURO STOXX Technology Price EUR, December Strike Price, 350.00
EUR, Expires 12/18/15	Germany		28		20,053
S&P 500 Index, March Strike Price, $1,950.00, Expires 3/20/15	United States		10		2,010
S&P 500 Index, March Strike Price, $1,975.00, Expires 3/20/15	United States		90		22,500
S&P 500 Index, March Strike Price, $2,000.00, Expires 3/20/15	United States		24		8,880
S&P 500 Index, March Strike Price, $2,050.00, Expires 3/20/15	United States		31		24,800
S&P 500 Index, March Strike Price, $2,075.00, Expires 3/20/15	United States		17		22,100
S&P 500 Index, April Strike Price, $1,950.00, Expires 4/17/15	United States		23		20,010
					139,883
Diversified Telecommunication Services 0.0%†
AT&T Inc., June Strike Price, $35.00, Expires 6/19/15	United States		293		49,517

Electrical Equipment 0.0%†
Alstom SA, September Strike Price, 24.00 EUR, Expires 9/18/15	France		123		7,570

Exchange Traded Funds 0.0%†
SPDR S&P 500 ETF Trust, March Strike Price, $206.50, Expires
3/06/15	United States		622		13,062
SPDR S&P Retail ETF, March Strike Price, $87.00, Expires 3/20/15	United States		27		203
					13,265
Media 0.0%†
Vivendi SA, March Strike Price, 19.00 EUR, Expires 3/20/15	France		490		1,097
Vivendi SA, March Strike Price, 20.00 EUR, Expires 3/20/15	France		112		501
					1,598
Metals & Mining 0.0%†
Horsehead Holding Corp., April Strike Price, $10.00, Expires 4/17/15	United States		100		1,500

Oil, Gas & Consumable Fuels 0.0%†
Scorpio Tankers Inc., April Strike Price, $7.50, Expires 4/17/15	Monaco		6		150

Real Estate Investment Trusts (REITs) 0.0%†
Gramercy Property Trust Inc., May Strike Price, $5.00, Expires 5/15/15	United States		35		350
Spirit Realty Capital Inc., April Strike Price, $10.00, Expires 4/17/15	United States		54		540
					890
			Notional
		Counterparty	Amount*
Puts – Over-the-Counter
Currency Options 0.0%†
CNY/USD, March Strike Price, 6.35 CNY, Expires 3/26/15	China	DBFX	4,762,500	CNY	2,838
INR/USD, July Strike Price, 61.50 INR, Expires 7/24/15	India	BOFA	49,200,000	INR	8,687
INR/USD, August Strike Price, 61.50 INR, Expires 8/31/15	India	CITI	83,025,000	INR	12,698
					24,223
Receiver Swaptions — Over-the-Counter
Interest Rate 0.0%†
Receive fixed 1 year 4.26%, pay float 28 Day TIIE, Expires 10/24/16	Mexico	BOFA	27,000,000	MXN	4,038

Payer Swaptions — Over-the-Counter
Interest Rate 0.0%†
Pay fixed 10 year 2.18%, receive float 3 – month USD LIBOR, Expires
5/26/15	United States	DBFX	2,000,000		31,898
Pay fixed 10 year 2.39%, receive float 3 – month USD LIBOR, Expires
7/22/15	United States	DBFX	3,000,000		39,621
					71,519

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Options Purchased (continued)
Total Options Purchased (Cost $1,577,763)			1,076,208
Total Investments before Short Term Investments (Cost $455,785,014)			$489,312,488
Short Term Investments 0.1%
U.S. Government and Agency Securities 0.1%
[n]U.S. Treasury Bills,
4/09/15	United States	140,000	139,999
7/23/15	United States	200,000	199,966
Total Short Term Investments (Cost $339,939)			339,965
Total Investments before Money Market Funds and Repurchase Agreements (Cost $456,124,953)			489,652,453
		Shares
Money Market Funds (Cost $49,901,896) 8.0%
[o,p]Dreyfus Government Cash Management, Institutional Shares, 0.01%	United States	49,901,896	49,901,896
		Principal Amount*
Repurchase Agreement (Cost $23,245,363) 3.7%
[q]Joint Repurchase Agreement, 0.057%, 03/02/15
(Maturity Value $23,245,474)	United States	23,245,363	23,245,363
BNP Paribas Securities Corp. (Maturity Value $5,704,439)
HSBC Securities (USA) Inc. (Maturity Value $11,979,323)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $5,561,712)
Collateralized by U.S. Government Agency Securities, 0.14% - 5.50%, 3/02/15 -
10/02/19; U.S. Government Agency Securities, Strips, 6/01/17; and U.S.
Treasury Notes, 0.25% - 1.875%, 6/30/15 - 10/31/19 (valued at $23,711,404)
Total Investments (Cost $529,272,212) 90.8%			562,799,712
Options Written (0.0)% †			(31,169)
Securities Sold Short (24.5)%			(151,588,155)
Other Assets, less Liabilities 33.7%			208,461,978
Net Assets 100.0%			$619,642,366
		Number of Contracts
Options Written (0.0)%†
Calls – Exchange-Traded
Airlines (0.0)%†
United Continental Holdings Inc., March Strike Price, $70.00, Expires
3/13/15	United States	5	$(385)
Banks (0.0)%†
Commerzbank AG, June Strike Price, 13.00 EUR, Expires 6/19/15	Germany	57	(2,743)
Diversified Telecommunication Services (0.0)%†
AT&T Inc., June Strike Price, $37.00, Expires 6/19/15	United States	46	(920)
Electrical Equipment (0.0)%†
Alstom SA, March Strike Price, 30.00 EUR, Expires 3/20/15	France	41	(1,697)
Puts – Exchange-Traded
Airlines (0.0)%†
JetBlue Airways Corp., June Strike Price, $17.00, Expires 6/19/15	United States	5	(675)
Construction Materials (0.0)%†
Cemex SAB de CV, March Strike Price, $9.00, Expires 3/20/15	Mexico	123	(1,107)
Diversified Financial Services (0.0)%†
EURO STOXX 50 Index, March Strike Price, 2,700.00 EUR, Expires
3/20/15	Germany	28	(282)
S&P 500 Index, March Strike Price, $1,850.00, Expires 3/20/15	United States	10	(650)
			(932)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Written (continued)
Puts – Exchange-Traded (continued)
Exchange Traded Funds (0.0)%†
iShares MSCI Emerging Markets ETF, March Strike Price, $38.00,
Expires 3/27/15	United States	247	(2,717)
Market Vectors Gold Miners ETF, March Strike Price, $20.00, Expires 3/27/15	United States	135	$(3,915)
			(6,632)
Technology Hardware, Storage & Peripherals (0.0)%†
NCR Corp., January Strike Price, $25.00, Expires 1/15/16	United States	109	(16,078)

Total Options Written
(Premiums Received $86,748)			(31,169)
		Shares
Securities Sold Short (24.5)%
Common Stocks (11.5)%
Aerospace & Defense (0.1)%
AAR Corp.	United States	7,191	(211,415)
Airbus Group NV	France	2,136	(132,254)
The Boeing Co.	United States	2,165	(326,590)
KLX Inc.	United States	898	(35,866)
Spirit AeroSystems Holdings Inc.	United States	1,822	(89,661)
			(795,786)
Airlines (0.3)%
American Airlines Group Inc.	United States	8,240	(394,696)
Copa Holdings SA, A	Panama	1,674	(190,635)
Hawaiian Holdings Inc.	United States	13,692	(253,439)
Norwegian Air Shuttle AS	Norway	3,412	(103,792)
Spirit Airlines Inc.	United States	5,619	(437,046)
Virgin America Inc.	United States	7,426	(260,207)
			(1,639,815)
Automobiles (0.1)%
General Motors Co.	United States	4,608	(171,924)
Tesla Motors Inc.	United States	1,050	(213,507)
			(385,431)
Banks (0.1)%
Comerica Inc.	United States	4,009	(183,532)
Zions Bancorporation	United States	8,179	(218,666)
			(402,198)
Beverages (0.0)%†
PepsiCo Inc.	United States	1,874	(185,489)

Biotechnology (0.3)%
Acorda Therapeutics Inc.	United States	17,059	(577,277)
AMAG Pharmaceuticals Inc.	United States	12,634	(621,972)
Exact Sciences Corp.	United States	6,484	(145,695)
Exelixis Inc.	United States	47,434	(138,982)
Incyte Corp. Ltd.	United States	2,876	(246,905)
Isis Pharmaceuticals Inc.	United States	3,576	(245,170)
Mannkind Corp.	United States	14,560	(94,931)
			(2,070,932)
Building Products (0.1)%
Griffon Corp.	United States	26,912	(439,204)
Capital Markets (0.1)%
Cowen Group Inc.	United States	77,935	(412,276)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Capital Markets (continued)
Prospect Capital Corp.	United States	5,968	$(51,504)
			(463,780)
Chemicals (0.1)%
FMC Corp.	United States	3,130	(198,473)
K+S AG	Germany	6,848	(220,892)
			(419,365)
Commercial Services & Supplies (0.0)%†
Cenveo Inc.	United States	33,998	(71,056)
Communications Equipment (0.1)%
Brocade Communications Systems Inc.	United States	4,639	(57,477)
Oclaro Inc.	United States	8,387	(14,677)
Palo Alto Networks Inc.	United States	4,359	(619,937)
ViaSat Inc.	United States	2,119	(138,456)
			(830,547)
Consumer Finance (0.1)%
Ally Financial Inc.	United States	10,304	(214,117)
Encore Capital Group Inc.	United States	4,514	(180,425)
			(394,542)
Containers & Packaging (0.0)%†
Ball Corp.	United States	2,168	(155,467)
Diversified Consumer Services (0.1)%
Ascent Capital Group Inc.	United States	2,224	(97,789)
Carriage Services Inc.	United States	15,999	(367,817)
DeVry Education Group Inc.	United States	2,897	(105,886)
			(571,492)
Diversified Financial Services (0.0)%†
Element Financial Corp.	Canada	17,684	(226,620)
Diversified Telecommunication Services (0.2)%
AT&T Inc.	United States	30,575	(1,056,672)
Iridium Communications Inc.	United States	10,245	(98,147)
Telecom Italia SpA	Italy	104,114	(124,198)
			(1,279,017)
Electric Utilities (0.1)%
Pepco Holdings Inc.	United States	16,328	(443,142)
Electrical Equipment (0.1)%
Ametek Inc.	United States	7,068	(375,594)
Rockwell Automation Inc.	United States	1,277	(149,460)
SolarCity Corp.	United States	3,437	(176,524)
			(701,578)
Electronic Equipment, Instruments & Components (0.2)%
TTM Technologies Inc.	United States	23,341	(205,634)
Vishay Intertechnology Inc.	United States	84,991	(1,210,272)
			(1,415,906)
Energy Equipment & Services (0.4)%
Core Laboratories NV	United States	1,277	(140,368)
Halliburton Co.	United States	34,309	(1,473,228)
Schlumberger Ltd.	United States	4,879	(410,617)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Energy Equipment & Services (continued)
SEACOR Holdings Inc.	United States	3,522	$(255,380)
			(2,279,593)
Food & Staples Retailing (0.1)%
The Fresh Market Inc.	United States	4,102	(156,122)
The Kroger Co.	United States	8,559	(608,973)
Sysco Corp.	United States	3,582	(139,662)
			(904,757)
Food Products (0.8)%
Archer-Daniels-Midland Co.	United States	5,780	(276,746)
ConAgra Foods Inc.	United States	9,377	(328,007)
General Mills Inc.	United States	4,177	(224,681)
The JM Smucker Co.	United States	2,569	(296,334)
Kellogg Co.	United States	5,175	(333,684)
Kraft Foods Group Inc.	United States	5,092	(326,194)
Mondelez International Inc., A	United States	9,452	(349,110)
Post Holdings Inc.	United States	61,514	(3,043,713)
			(5,178,469)
Health Care Equipment & Supplies (0.5)%
Alere Inc.	United States	4,835	(219,847)
Becton Dickinson and Co.	United States	680	(99,770)
DENTSPLY International Inc.	United States	1,050	(55,660)
Hologic Inc.	United States	23,339	(755,717)
Quidel Corp.	United States	22,712	(583,244)
ResMed Inc.	United States	830	(53,419)
The Spectranetics Corp.	United States	3,714	(125,570)
Thoratec Corp.	United States	1,353	(55,094)
Wright Medical Group Inc.	United States	37,709	(928,773)
			(2,877,094)
Health Care Providers & Services (0.6)%
Air Methods Corp.	United States	2,062	(109,265)
Amsurg Corp.	United States	2	(120)
Anthem Inc.	United States	11,838	(1,733,675)
HCA Holdings Inc.	United States	6,286	(449,701)
HealthSouth Corp.	United States	5,874	(255,284)
Molina Healthcare Inc.	United States	22,218	(1,415,065)
			(3,963,110)
Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc.	United States	15,994	(192,008)
Hotels, Restaurants & Leisure (0.1)%
MGM Resorts International	United States	6,035	(131,140)
Panera Bread Company, A	United States	1,944	(313,820)
TUI AG	Germany	8,137	(147,330)
			(592,290)
Household Durables (0.4)%
Brookfield Residential Properties Inc.	Canada	4,811	(116,426)
Hovnanian Enterprises Inc.	United States	30,365	(113,565)
Jarden Corp.	United States	34,863	(1,850,180)
The Ryland Group Inc.	United States	4,464	(203,112)
			(2,283,283)
Household Products (0.1)%
The Clorox Co.	United States	2,090	(227,057)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Household Products (continued)
Kimberly-Clark Corp.	United States	792	$(86,851)
			(313,908)
Industrial Conglomerates (0.1)%
General Electric Co.	United States	21,054	(547,193)
Insurance (0.1)%
AmTrust Financial Services Inc.	United States	3,729	(200,993)
XL Group PLC	Ireland	3,009	(108,926)
			(309,919)
Internet & Catalog Retail (0.2)%
Expedia Inc.	United States	1,481	(135,882)
Priceline Group Inc.	United States	718	(888,510)
			(1,024,392)
Internet Software & Services (0.2)%
Alibaba Group Holding Ltd.	China	1,596	(135,851)
Envestnet Inc.	United States	3,137	(169,022)
j2 Global Inc.	United States	4,403	(296,102)
Linkedin Corp., A	United States	1,285	(343,352)
MercadoLibre Inc.	Argentina	3,770	(493,757)
SINA Corp.	China	229	(8,500)
Twitter Inc.	United States	2,875	(138,230)
			(1,584,814)
IT Services (0.0)%†
International Business Machines Corp.	United States	891	(144,289)
Leisure Products (0.1)%
JAKKS Pacific Inc.	United States	5,976	(39,800)
Mattel Inc.	United States	16,692	(439,334)
			(479,134)
Life Sciences Tools & Services (0.0)%†
Sequenom Inc.	United States	62,390	(218,365)
Machinery (0.4)%
Altra Industrial Motion Corp.	United States	18,440	(503,412)
Caterpillar Inc.	United States	8,711	(722,142)
Cummins Inc.	United States	977	(138,959)
Deere & Co	United States	5,008	(453,725)
The Greenbrier Cos. Inc.	United States	297	(17,454)
PACCAR Inc.	United States	1,084	(69,430)
Trinity Industries Inc.	United States	25,790	(867,060)
			(2,772,182)
Media (1.1)%
Charter Communications Inc., A	United States	1,560	(281,736)
Comcast Corp., A	United States	50,532	(3,000,590)
Global Eagle Entertainment Inc.	United States	369	(4,908)
Sinclair Broadcast Group Inc.	United States	9,558	(262,463)
Sirius XM Holdings Inc.	United States	748,325	(2,910,984)
Viacom Inc.	United States	2,967	(207,512)
			(6,668,193)
Metals & Mining (0.1)%
Alcoa Inc.	United States	7,878	(116,516)
Horsehead Holding Corp.	United States	29,109	(373,759)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Metals & Mining (continued)
Stillwater Mining Co.	United States	16,052	$(232,754)
			(723,029)
Multiline Retail (0.1)%
Dollar Tree Inc.	United States	6,155	(490,430)
Oil, Gas & Consumable Fuels (0.3)%
Aegean Marine Petroleum Network Inc.	Greece	12,286	(180,113)
Alon USA Energy Inc.	United States	19,019	(265,125)
Alpha Natural Resources Inc.	United States	13,110	(16,650)
Amyris Inc.	United States	1,900	(5,130)
Cobalt International Energy Inc.	United States	13,761	(140,913)
Golar LNG Ltd.	Bermuda	4,115	(127,647)
PetroQuest Energy Inc.	United States	7,707	(22,504)
Renewable Energy Group Inc.	United States	24,429	(217,907)
Rex Energy Corp.	United States	8,385	(41,086)
Sanchez Energy Corp.	United States	15,800	(211,720)
SandRidge Energy Inc.	United States	5,482	(9,703)
Scorpio Tankers Inc.	Monaco	60,729	(525,913)
Ship Finance International Ltd.	Norway	15,209	(243,496)
			(2,007,907)
Paper & Forest Products (0.1)%
Domtar Corp.	United States	3,667	(165,748)
West Fraser Timber Co. Ltd.	Canada	2,819	(153,477)
			(319,225)
Pharmaceuticals (0.5)%
Actavis PLC	United States	8,358	(2,435,187)
ANI Pharmaceuticals Inc.	United States	2,266	(152,638)
Bristol-Myers Squibb Co.	United States	4,283	(260,920)
The Medicines Co.	United States	8,177	(235,212)
Theravance Inc.	United States	6,089	(109,967)
			(3,193,924)
Professional Services (0.1)%
51job Inc., ADR	China	7,592	(269,516)
Nielsen NV	United States	4,627	(209,187)
			(478,703)
Real Estate Investment Trusts (REITs) (1.0)%
American Tower Corp.	United States	2,215	(219,595)
Brandywine Realty Trust	United States	16,497	(261,478)
Campus Crest Communities Inc.	United States	6,304	(49,108)
Corporate Office Properties Trust	United States	721	(21,197)
DiamondRock Hospitality Co.	United States	9,585	(138,791)
EPR Properties	United States	942	(57,472)
Government Properties Income Trust	United States	14,237	(333,004)
Gramercy Property Trust Inc.	United States	102,284	(721,102)
Health Care REIT Inc.	United States	3,430	(264,487)
Highwoods Properties Inc.	United States	726	(33,113)
Hospitality Properties Trust	United States	4,668	(143,821)
National Health Investors Inc.	United States	1,955	(139,157)
Piedmont Office Realty Trust Inc., A	United States	3,867	(70,882)
Ramco-Gershenson Properties Trust	United States	72,741	(1,361,712)
Realty Income Corp.	United States	12,006	(601,020)
Redwood Trust Inc.	United States	6,457	(123,458)
Senior Housing Prop Trust	United States	6,392	(142,861)
Spirit Realty Capital Inc.	United States	28,877	(353,743)
Starwood Property Trust Inc.	United States	23,436	(571,838)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Starwood Waypoint Residential Trust	United States	4,211	$(106,033)
Ventas Inc.	United States	5,771	(429,766)
			(6,143,638)
Real Estate Management & Development (0.1)%
Cheung Kong Holdings Ltd.	Hong Kong	22,162	(438,623)
Forest City Enterprises Inc.	United States	13,321	(336,355)
			(774,978)
Semiconductors & Semiconductor Equipment (0.6)%
Canadian Solar Inc.	Canada	4,924	(145,874)
Lam Research Corp.	United States	8,613	(710,228)
Microchip Technology Inc.	United States	2,838	(145,504)
NVIDIA Corp.	United States	50,374	(1,111,250)
NXP Semiconductors NV	Netherlands	3,014	(255,874)
Photronics Inc.	United States	10,250	(85,177)
SunEdison Inc.	United States	15,326	(339,318)
Xilinx Inc.	United States	9,075	(384,508)
			(3,177,733)
Software (0.7)%
Electronic Arts Inc.	United States	41,362	(2,365,079)
Proofpoint Inc.	United States	7,782	(440,772)
PROS Holdings Inc.	United States	3,740	(91,518)
Rovi Corp.	United States	1,942	(48,317)
Take-Two Interactive Software Inc.	United States	46,865	(1,241,454)
TiVo Inc.	United States	15,733	(175,895)
Workday Inc.	United States	3,705	(316,778)
			(4,679,813)
Specialty Retail (0.1)%
Barnes & Noble Inc.	United States	14,615	(363,913)
Foot Locker Inc.	United States	2,058	(115,598)
			(479,511)
Technology Hardware, Storage & Peripherals (0.2)%
Apple Inc.	United States	2,164	(277,988)
Electronics For Imaging Inc.	United States	14,600	(592,760)
SanDisk Corp.	United States	3,002	(239,950)
Violin Memory Inc.	United States	7,825	(30,752)
			(1,141,450)
Textiles, Apparel & Luxury Goods (0.2)%
Iconix Brand Group Inc.	United States	40,726	(1,375,317)
Tobacco (0.0)%†
Reynolds American Inc.	United States	386	(29,189)
Universal Corp.	United States	4,747	(227,429)
			(256,618)
Trading Companies & Distributors (0.1)%
Aircastle Ltd.	United States	4,481	(103,377)
Kaman Corp.	United States	4,962	(205,923)
MSC Industrial Direct Co. Inc.	United States	3,084	(225,101)
			(534,401)
Wireless Telecommunication Services (0.0)%†
T-Mobile US Inc.	United States	2,684	(88,652)

Total Common Stocks (Proceeds $68,222,315)			(71,089,689)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Exchange Traded Funds (12.0)%
Consumer Discretionary Select Sector SPDR Fund	United States	21,250	$(1,614,363)
Consumer Staples Select Sector SPDR Fund	United States	44,330	(2,216,943)
Energy Select Sector SPDR Fund	United States	4,717	(372,737)
Health Care Select Sector SPDR Fund	United States	65,126	(4,702,097)
iShares China Large-Cap ETF	China	8,298	(363,121)
iShares Core S&P Small-Cap ETF	United States	20,240	(2,359,579)
iShares Global Utilities ETF	United States	10,620	(509,017)
iShares MSCI Canada ETF	Canada	20,409	(571,860)
iShares MSCI Emerging Markets ETF	United States	36,278	(1,476,152)
iShares MSCI Finland Capped ETF	Finland	9,000	(310,500)
iShares MSCI India ETF	India	3,512	(117,828)
iShares MSCI Japan ETF	Japan	17,918	(221,287)
iShares MSCI Sweden ETF	Sweden	4,870	(169,086)
iShares MSCI Taiwan ETF	Taiwan	59,360	(949,166)
iShares Nasdaq Biotechnology ETF	United States	10,346	(3,491,465)
iShares North American Tech ETF	United States	3,100	(329,747)
iShares North American Tech-Software ETF	United States	13,545	(1,331,474)
iShares PHLX Semiconductor ETF	United States	19,500	(1,888,770)
iShares Russell 2000 ETF	United States	93,494	(11,457,690)
iShares Russell 2000 Growth ETF	United States	13,415	(2,000,847)
iShares Russell Mid-Cap Growth ETF	United States	3,520	(344,819)
iShares S&P Small-Cap 600 Growth ETF	United States	3,255	(415,631)
iShares U.S. Consumer Goods ETF	United States	4,640	(500,378)
iShares U.S. Real Estate ETF	United States	1,270	(100,482)
iShares U.S. Technology ETF	United States	14,400	(1,565,568)
iShares U.S. Telecommunications ETF	United States	40,100	(1,235,882)
PowerShares Dynamic Retail Portfolio	United States	22,380	(898,259)
PowerShares QQQ Trust Series 1	United States	11,748	(1,273,483)
SPDR S&P 500 ETF Trust	United States	141,414	(29,790,273)
SPDR S&P Transportation ETF	United States	4,035	(434,650)
Vanguard Consumer Staples ETF	United States	5,125	(659,588)
Vanguard Small-Cap Growth ETF	United States	2,175	(287,622)
Total Exchange Traded Funds (Proceeds $70,964,890)			(73,960,364)
		Principal Amount*
Convertible Notes (0.0)% † (Proceeds $198,319)
Health Care Equipment & Supplies (0.0)%†
Hologic Inc., 2.00%, 3/01/42	United States	161,000	(199,036)

Corporate Bonds and Notes (0.7)%
Diversified Financial Services (0.1)%
[f]American Achievement Corp., 144A, 10.875%, 4/15/16	United States	515,000	(512,425)
Energy Equipment & Services (0.0)%†
[f]Hercules Offshore Inc., 144A, 8.75%, 7/15/21	United States	124,000	(39,060)
Hotels, Restaurants & Leisure (0.2)%
[f]1011778 BC ULC/New Red Finance Inc., 144A, 6.00%, 4/01/22	Canada	820,000	(856,900)
[f]Scientific Games International Inc., 144A, 10.00%, 12/01/22	United States	920,000	(902,750)
			(1,759,650)
Oil, Gas & Consumable Fuels (0.3)%
[f]California Resources Corp., 144A, 6.00%, 11/15/24	United States	1,936,000	(1,731,510)
Semiconductors & Semiconductor Equipment (0.1)%
Amkor Technology Inc., 6.375%, 10/01/22	United States	420,000	(437,850)
Total Corporate Bonds and Notes (Proceeds $4,325,173)			(4,480,495)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
U.S. Government & Agency Securities (0.3)%
U.S. Treasury Notes,
1.50%, 10/31/19	United States	1,497,000	$(1,498,871)
2.25%, 11/15/24	United States	352,000	(359,700)
Total U.S. Government & Agency Securities (Proceeds $1,838,469)			(1,858,571)
Total Securities Sold Short (Proceeds $145,549,166)			$(151,588,155)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, forward, swap and written options contracts. At
February 28, 2015, the aggregate value of these securities and/or cash pledged as collateral was $199,238,547, representing 32.15% of net assets.
bNon-income producing.
cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eA portion or all of the security is held in connection with written option contracts at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2015, the net value of these securities was $83,455,021, representing 13.47% of net assets.
gThe coupon rate shown represents the rate at period end.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustee's. At February 28, 2015, the aggregate value of these securities was $3,980,548, representing 0.64% of net assets.
iA portion or all of the security purchased on a delayed delivery basis.
jPerpetual security with no stated maturity date.
kIncome may be received in additional securities and/or cash.
lDefaulted security or security for which income has been deemed uncollectible.
mPrincipal amount is stated in 100 Mexican Peso Units.
nThe security is traded on a discount basis with no stated coupon rate.
oA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.
pThe rate shown is the annualized seven-day yield at period end.
qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
February 28, 2015, all repurchase agreements had been entered into on February 27, 2015.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

At February 28, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of	Notional	Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date		Appreciation	Depreciation
Commodity Contracts [a]
Aluminum	Long	17	$768,931	3/16/15	$	— $	(15,284)
Aluminum	Short	63	2,849,569	3/16/15		29,386	—
Aluminum	Short	11	500,156	6/15/15		80	—
Brent Crude Oil	Short	5	312,900	3/16/15		—	(4,528)
Cocoa	Long	30	938,354	5/13/15		47,385	—
Coffee	Short	16	843,000	5/18/15		53,657	—
Copper	Long	22	3,254,900	3/16/15		137,680	—
Copper	Short	24	3,550,800	3/16/15		72,983	—
Copper	Short	10	1,473,375	6/15/15		—	(30,429)
Corn	Short	36	707,850	5/14/15		—	(14,810)
Cotton	Long	2	64,930	5/06/15		—	(730)
Gold	Short	29	3,517,990	4/28/15		36,606	—
Kansas City Wheat	Short	9	245,700	7/14/15		5,188	—
Low Sulphur Gas Oil	Short	6	348,450	4/10/15		—	(8,459)
Natural Gas	Short	45	1,230,300	3/27/15		37,620	—
NY Harbor Ultra-Low Sulphur Diesel	Short	3	248,686	3/31/15		—	(10,347)
RBOB Gasoline	Short	7	581,503	3/31/15		—	(40,717)
Silver	Short	37	3,063,230	5/27/15		—	(54,040)
Soybeans	Short	35	1,805,562	5/14/15		—	(59,908)
Soybean Meal	Short	5	171,200	5/14/15		356	—
Sugar	Short	39	601,474	4/30/15		53,296	—
Wheat	Short	60	1,550,250	7/14/15		19,162	—
WTI Crude Oil	Long	2	99,520	3/20/15		1,506	—
Zinc	Short	39	2,015,325	6/15/15		6,168	—
			30,743,955			501,073	(239,252)
Equity Contracts
CAC40 10 Euro [a]	Long	24	1,329,827	3/20/15		41,543	—
CAC40 10 Euro	Short	6	332,457	3/20/15		—	(45,365)
DAX Index [a]	Long	6	1,910,963	3/20/15		173,956	—
DAX Index	Short	1	318,494	3/20/15		—	(44,586)
DJIA Mini E-CBOT Index [a]	Long	68	6,163,180	3/20/15		161,030	—
Euro STOXX 50 Index [a]	Long	62	2,490,768	3/20/15		302,856	—
Euro STOXX Bank Index	Long	13	107,943	3/20/15		2,452	—
FTSE 100 Index [a]	Long	8	854,677	3/20/15		20,789	—
Hang Seng Index [a]	Long	21	3,356,675	3/30/15		18,553	—
Nasdaq 100 E-Mini Index [a]	Long	75	6,663,750	3/20/15		291,709	—
Nikkei 225 Index [a]	Long	45	3,538,872	3/12/15		215,452	—
Russell 2000 Mini Index [a]	Long	32	3,941,120	3/20/15		87,641	—
S&P 500 E-Mini Index	Short	142	14,929,880	3/20/15		—	(405,011)
S&P 500 E-Mini Index [a]	Long	56	5,887,840	3/20/15		116,220	—
TOPIX Index [a]	Long	32	4,080,752	3/12/15		277,391	—
			55,907,198			1,709,592	(494,962)
Interest Rate Contracts
3 Month Euribor [a]	Long	383	107,143,095	6/13/16		129,942	—
90 Day Eurodollar	Long	25	6,201,875	12/14/15		—	(7,563)
90 Day Eurodollar [a]	Long	546	134,848,350	6/13/16		138,369	—
90 Day Eurodollar [a]	Long	42	10,350,900	9/19/16		2,541	—
90 Day Eurodollar	Short	25	6,149,063	12/19/16		14,287	—
90 Day Sterling [a]	Long	415	79,198,412	6/15/16		74,232	—
Australian 10 Yr. Bond [a]	Long	70	7,199,850	3/16/15		213,250	—
Canadian 10 Yr. Bond [a]	Long	37	4,251,404	6/19/15		10,354	—
JGB 10 Yr. Mini [a]	Long	56	6,924,104	3/10/15		43,718	—
Long Gilt [a]	Long	18	3,294,984	6/26/15		—	(6,785)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Futures Contracts (continued)

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
U.S. Long Bond [a]	Long	71	$11,490,906	6/19/15	$24,411	$—
			377,052,943		651,104	(14,348)
Total			$463,704,096		2,861,769	(748,562)
Net unrealized appreciation (depreciation)					$2,113,207

aA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BNYM	Buy	123,000	$97,083	3/02/15	$—	$(971)
Canadian Dollar	BNYM	Buy	2,511	2,009	3/02/15	—	(1)
Euro	BNYM	Sell	34,840	39,053	3/02/15	66	—
Euro	CSFB	Buy	130,000	146,886	3/02/15	—	(1,410)
Euro	CSFB	Sell	130,000	147,432	3/02/15	1,956	—
Euro	BNYM	Buy	571,653	642,060	3/02/15	—	(2,355)
British Pound	BNYM	Buy	205,724	319,133	3/02/15	—	(1,525)
British Pound	BNYM	Sell	274,168	422,301	3/02/15	—	(974)
Israeli Shekel	BNYM	Buy	257,041	64,737	3/02/15	12	(222)
Canadian Dollar	BNYM	Buy	10,022	8,021	3/03/15	—	(4)
Euro	BNYM	Sell	4,824	5,408	3/03/15	9	—
Euro	CSFB	Buy	200,000	223,918	3/03/15	—	(109)
Euro	CSFB	Sell	200,000	225,977	3/03/15	2,159	—
Euro	BNYM	Buy	330,501	370,095	3/03/15	—	(250)
Euro	MSCO	Sell	123,453	138,178	3/03/15	24	—
British Pound	HSBC	Buy	21,292	32,868	3/03/15	4	—
British Pound	BNYM	Buy	148,394	229,180	3/03/15	—	(81)
British Pound	MSCO	Sell	1,852	2,861	3/03/15	2	—
Hong Kong Dollar	BNYM	Buy	415,000	53,507	3/03/15	1	—
Mexican Peso	CSFB	Sell	13,310,000	897,130	3/03/15	5,698	—
Mexican Peso	CSFB	Buy	13,310,000	889,706	3/03/15	1,937	—
Norwegian Krone	MSCO	Sell	34,677	4,517	3/03/15	—	(6)
Singapore Dollar	BNYM	Buy	2,000	1,469	3/03/15	—	(1)
Swedish Krona	BNYM	Buy	1,165,440	139,507	3/03/15	284	—
Canadian Dollar	MSCO	Sell	8,365	6,694	3/04/15	3	—
Canadian Dollar	BNYM	Buy	27,159	21,727	3/04/15	—	(2)
Euro	CSFB	Sell	1,827,000	2,064,918	3/04/15	20,315	—
South African Rand	BNYM	Buy	62,957	5,389	3/06/15	2	—
Malaysian Ringgit	CSFB	Sell	970,000	270,255	3/09/15	1,329	—
Taiwan Dollar	BOFA	Sell	8,825,000	280,506	3/09/15	—	(504)
South African Rand	DBFX	Sell	6,600,000	578,694	3/09/15	13,924	—
Turkish Lira	MLCO	Sell	445,000	176,622	3/12/15	—	(178)
Turkish Lira	CSFB	Sell	1,150,000	456,065	3/12/15	—	(834)
Colombian Peso	MLCO	Sell	780,000,000	321,206	3/17/15	9,771	—
British Pound	CSFB	Sell	100,000	153,620	3/17/15	—	(745)
British Pound	CSFB	Buy	100,000	154,880	3/17/15	—	(515)
Euro	BNYM	Sell	4,425,000	5,316,734	3/18/15	363,767	—
Euro	UBSW	Buy	129,000	160,910	3/18/15	—	(16,518)
Euro	BOFA	Sell	466,000	583,613	3/18/15	62,012	—
Euro	BZWS	Sell	185,000	207,148	3/18/15	75	—
British Pound	BNYM	Sell	676,777	1,048,464	3/18/15	4,378	(613)
British Pound	BNYM	Buy	13,431	21,082	3/18/15	—	(349)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	MSCO	Sell	130,000	$148,205	3/18/15	$2,694	$—
Swiss Franc	BNYM	Sell	2,823,592	3,000,068	3/18/15	54,087	(18,224)
Swiss Franc	BNYM	Buy	112,794	116,401	3/18/15	2,010	—
Australian Dollar [b]	MSCO	Sell	13,696,000	11,069,557	3/20/15	382,250	(596)
Australian Dollar [b]	MSCO	Buy	8,320,000	6,519,530	3/20/15	23,866	(50,747)
Canadian Dollar [b]	MSCO	Sell	15,363,000	13,092,667	3/20/15	810,398	(3,416)
Canadian Dollar [b]	MSCO	Buy	16,422,000	13,217,123	3/20/15	25,554	(110,120)
Euro [b]	MSCO	Buy	13,310,000	15,097,907	3/20/15	—	(199,428)
Euro [b]	MSCO	Sell	12,676,000	14,958,308	3/20/15	769,497	—
British Pound [b]	MSCO	Sell	8,738,000	13,522,638	3/20/15	102,106	(67,574)
British Pound [b]	MSCO	Buy	5,997,000	9,194,133	3/20/15	88,837	(25,909)
Japanese Yen [b]	MSCO	Sell	1,522,912,000	12,814,616	3/20/15	89,598	(9,493)
Japanese Yen [b]	MSCO	Buy	884,929,000	7,455,265	3/20/15	6,386	(61,921)
Japanese Yen [b]	BOFA	Buy	101,900,000	855,153	3/20/15	—	(3,070)
Mexican Peso [b]	MSCO	Sell	63,824,000	4,310,357	3/20/15	42,935	(1,428)
Mexican Peso [b]	MSCO	Buy	11,419,000	771,720	3/20/15	1,024	(8,988)
New Zealand Dollar [b]	MSCO	Sell	9,410,000	7,141,011	3/20/15	56,261	(17,101)
New Zealand Dollar [b]	MSCO	Buy	4,761,000	3,527,747	3/20/15	71,512	(6,069)
Swiss Franc [b]	MSCO	Sell	11,306,000	11,749,447	3/20/15	72,431	(193,093)
Swiss Franc [b]	MSCO	Buy	6,644,000	7,167,820	3/20/15	26,329	(218,650)
Brazilian Real	CSFB	Sell	280,000	97,711	3/23/15	—	(149)
Euro	CSFB	Sell	385,000	438,207	3/23/15	7,242	—
Mexican Peso	CSFB	Sell	102,600	6,843	3/23/15	—	(17)
Australian Dollar	CSFB	Sell	1,025,000	808,518	3/27/15	9,014	—
Canadian Dollar	CSFB	Buy	1,004,972	808,518	3/27/15	—	(4,935)
Euro	BNYM	Sell	7,340,000	8,342,057	3/31/15	124,869	—
British Pound	BNYM	Sell	103,000	159,713	3/31/15	734	—
Hong Kong Dollar	BNYM	Sell	587,000	75,679	3/31/15	—	(5)
Japanese Yen	BNYM	Sell	96,759,000	814,024	3/31/15	4,799	—
Norwegian Krone	BNYM	Sell	348,000	45,989	3/31/15	637	—
Singapore Dollar	BNYM	Sell	629,000	464,182	3/31/15	3,053	—
Japanese Yen	CSFB	Sell	200,000	224,004	4/07/15	85	—
Swiss Franc	CSFB	Sell	13,310,000	887,481	4/07/15	—	(1,628)
Canadian Dollar	MSCO	Sell	427,525	342,804	4/30/15	1,116	—
Euro	MSCO	Sell	565,888	638,485	4/30/15	4,748	—
British Pound	MSCO	Sell	1,037,987	1,603,395	4/30/15	1,599	—
British Pound	MSCO	Buy	268,780	413,972	4/30/15	803	—
Norwegian Krone	MSCO	Buy	1,615,484	214,424	4/30/15	—	(4,024)
Norwegian Krone	MSCO	Sell	812,786	106,409	4/30/15	551	—
South African Rand	MSCO	Sell	1,446,421	122,504	4/30/15	—	(225)
Swedish Krona	MSCO	Sell	2,411,850	287,711	4/30/15	—	(1,775)
Unrealized appreciation (depreciation)						3,274,753	(1,036,752)
Net unrealized appreciation (depreciation)						$2,238,001

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

At February 28, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

			Periodic		Upfront
Counterparty/		Notional Payment Expiration			Premiums Paid	Unrealized	Unrealized
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value		Rating[b]

Centrally Cleared Swaps

Contracts to Buy Protection
Traded Index
CDX 23 HY	ICE	$1,249,380	5.00%	12/20/19	$(82,399)	$-	$(12,719)	$(95,118)
iTraxx Europe Crossover	ICE	632,000	5.00%	12/20/19	(46,150)	-	(27,749)	(73,899)

Contracts to Sell Protection[c]
Traded Index
CDX North America	CME	500,000	1.00%	6/20/19	8,631	1,103	-	9,734 Investment Grade
CDX 23 HY	ICE	519,750	5.00%	12/20/19	32,432	7,137	-	39,569 Investment Grade
CDX 23 HY	ICE	519,750	5.00%	12/20/19	32,796	6,774	-	39,570 Investment Grade
CDX 23 HY	ICE	1,485,000	5.00%	12/20/19	90,028	23,028	-	113,056 Investment Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						38,042	(40,468)

OTC Swaps

Contracts to Buy Protection
Single Name
Avon Products Inc.	MSCS	470,000	5.00%	3/20/20	8,181	-	(2,517)	5,664
Government of Brazil	BOFA	110,000	1.00%	12/20/19	3,524	2,874	-	6,398
Government of Brazil	BOFA	40,000	1.00%	12/20/19	1,333	993	-	2,326
Government of Brazil	BOFA	50,000	1.00%	12/20/19	1,319	1,589	-	2,908
Government of Brazil	CITI	80,000	1.00%	12/20/19	2,216	2,438	-	4,654
Southwest Airlines Co.	DBFX	500,000	1.00%	6/20/19	(6,594)	-	(5,332)	(11,926)

Contracts to Sell Protection[c]
Single Name
Toys R US Inc.	MSCS	187,000	5.00%	12/20/16	(15,125)	-	(6,914)	(22,039	) CCC
Toys R US Inc.	MSCS	111,000	5.00%	12/20/16	(9,351)	-	(3,730)	(13,081	) CCC
Toys R US Inc.	MSCS	74,000	5.00%	12/20/16	(6,690)	-	(2,031)	(8,721	) CCC
Transocean Ltd.	BOFA	75,000	1.00%	12/20/19	(8,985)	-	(7,586)	(16,571	) BBB-
Transocean Ltd.	CITI	300,000	1.00%	12/20/19	(49,406)	-	(16,878)	(66,284	) BBB-
Transocean Ltd.	DBFX	150,000	1.00%	12/20/19	(20,586)	-	(12,556)	(33,142	) BBB-
Transocean Ltd.	DBFX	100,000	1.00%	12/20/19	(13,184)	-	(8,910)	(22,094	) BBB-
Transocean Ltd.	DBFX	150,000	1.00%	12/20/19	(26,891)	-	(6,251)	(33,142	) BBB-
Transocean Ltd.	DBFX	150,000	1.00%	12/20/19	(29,754)	-	(3,388)	(33,142	) BBB-
Transocean Ltd.	DBFX	75,000	1.00%	12/20/19	(12,873)	-	(4,101)	(16,974	) BBB-
OTC Swaps unrealized appreciation (depreciation)						7,894	(80,194)
Total Credit Default Swaps unrealized appreciation (depreciation)						45,936	(120,662)
Net unrealized appreciation (depreciation)							$(74,726)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

At February 28, 2015, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

					Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate	Notional Value[a]		Date	Appreciation	Depreciation
Fund Pays Total Return on Underlying Instrument
DBFX	Drillsearch Energy Ltd.	LIBOR - 200 BPS	28,639		4/20/15	$14	$-
DBFX	Amsurg Corp.	LIBOR - 35 BPS	136,061		6/30/15	-	(10,652)
DBFX	Health Care REIT Inc.	LIBOR - 35 BPS	665,406		6/30/15	-	(1,240)
DBFX	T-Mobile US Inc.	LIBOR - 35 BPS	162,754		6/30/15	-	(6,029)
DBFX	Acciona SA	EURIB - 175 BPS	441,523	EUR	7/15/15	-	(15,764)
DBFX	Iberdrola SA	EURIB - 40 BPS	172,006	EUR	7/15/15	-	(11,189)
DBFX	ISA Internationale Inc.	LIBOR - 40 BPS	43,928		7/15/15	648	-
DBFX	China Unicom Hong Kong Ltd.	HKDIB - 40 BPS	660,624	HKD	7/17/15	975	-
DBFX	Daimler AG	EURIB - 40 BPS	1,395,661	EUR	7/17/15	-	(48,890)
DBFX	Deutsche Post AG	EURIB - 35 BPS	482,636	EUR	7/17/15	-	(27,120)
DBFX	Deutsche Wohnen AG	EURIB - 40 BPS	206,311	EUR	7/17/15	-	(9,376)
DBFX	Drillisch AG	EURIB - 40 BPS	958,974	EUR	7/17/15	-	(74,075)
DBFX	Evonik Industries AG	EURIB - 40 BPS	197,352	EUR	7/17/15	-	(6,107)
DBFX	Fosun International Ltd.	HKDIB - 67 BPS	9,749,954	HKD	7/17/15	-	(63,121)
DBFX	Grand City Properties SA	EURIB - 450 BPS	119,145	EUR	7/17/15	-	(2,058)
DBFX	Hengan International Group Co. Ltd.	HKDIB - 50 BPS	178,700	HKD	7/17/15	101	-
DBFX	KUKA AG	EURIB - 15 BPS	328,853	EUR	7/17/15	-	(10,659)
DBFX	Pacific Basin Shipping Ltd.	HKDIB - 50 BPS	1,033,917	HKD	7/17/15	-	(6,825)
DBFX	Alcatel-Lucent	EURIB - 40 BPS	378,546	EUR	7/20/15	-	(8,696)
DBFX	BW LPG Ltd.	LIBOR - 40 BPS	31,599		7/20/15	-	(443)
DBFX	Hansteen Holdings PLC	EURIB - 40 BPS	1,647,413	EUR	7/20/15	-	(29,833)
DBFX	International Consolidated Airlines Group SA	EURIB - 40 BPS	6,394,396	EUR	7/20/15	-	(296,710)
DBFX	PT Jersey Ltd.	EURIB - 40 BPS	529,375	EUR	7/20/15	-	(9,386)
DBFX	Southwestern Energy Co.	LIBOR - 35 BPS	1,301,454		7/30/15	109,268	-
DBFX	Marine Harvest ASA	EURIB - 175 BPS	610,263	EUR	9/17/15	1,255	-
DBFX	Marine Harvest ASA	EURIB - 40 BPS	4,162,588	EUR	10/05/15	104,551	-
MSCS	AT&T Inc.	LIBOR - 35 BPS	1,782,799		10/14/15	-	(20,968)
MSCS	Aviva PLC	SONIA - 35 BPS	100,701	GBP	10/26/15	-	-
MSCS	iShares FTSE 100 UCITS ETF	SONIA - 62 BPS	74,696	GBP	10/26/15	-	(348)
MSCS	Numericable-SFR	EONIA - 87.5 BPS	240,768	EUR	10/26/15	-	-
DBFX	ABC-Mart Inc.	LIBOR - 40 BPS	98,112,988	JPY	11/18/15	-	(64,302)
DBFX	Alps Electric Co. Ltd.	LIBOR - 40 BPS	74,201,348	JPY	11/18/15	-	(103,838)
DBFX	Maeda Corp.	LIBOR - 40 BPS	19,899,762	JPY	11/18/15	-	(5,247)
DBFX	Nagoya Railroad Co. Ltd.	LIBOR - 40 BPS	140,365,779	JPY	11/18/15	-	(23,691)
DBFX	OSG Corp.	LIBOR - 40 BPS	100,248,336	JPY	11/18/15	-	(18,405)
DBFX	Resorttrust Inc.	LIBOR - 40 BPS	52,448,819	JPY	11/18/15	-	(34,773)
DBFX	The Oita Bank Ltd.	LIBOR - 40 BPS	420,645		11/18/15	-	(14,954)
DBFX	Yamaguchi Financial Group Inc.	LIBOR - 40 BPS	746,112		11/18/15	-	(30,315)
DBFX	The Yamagata Bank Ltd.	LIBOR	337,524		12/18/15	-	(464)
MSCS	MSCI Pan Euro Index	EURIB - 45 BPS	1,789,581	EUR	12/30/15	-	(126,699)
DBFX	Carillion PLC	GBPIB - 40 BPS	365,790	GBP	1/11/16	6,068	-
DBFX	Great Portland Estates PLC	GBPIB - 40 BPS	150,430	GBP	1/11/16	-	(3,456)
DBFX	APERAM SA	LIBOR - 40 BPS	828,375		1/22/16	-	(22,199)
MSCS	H7 Basket	FEDEF - 30 BPS	571,017		2/05/16	13	-
DBFX	Acciona SA	EURIB - 60 BPS	170,820	EUR	2/09/16	-	(5,753)
DBFX	Grand City Properties SA	EURIB - 40 BPS	121,722	EUR	2/09/16	-	(2,537)
DBFX	Ashtead Group PLC	GBPIB - 40 BPS	35,085	GBP	2/12/16	-	(4,181)
MSCS	TY Basket	EONIA - 55 BPS	573,123	EUR	8/08/16	27	-
MSCS	America Movil SAB de CV	MXNIB - 50 BPS	2,803,040	MXN	11/14/16	235	-
MSCS	XL Group PLC	SONIA - 50 BPS	79,579	GBP	2/13/17	-	(16)

Fund Receives Total Return on Underlying Instrument
DBFX	Amsurg Corp.	LIBOR + 75 BPS	178,098		6/30/15	11,517	-
DBFX	Health Care REIT Inc.	LIBOR + 75 BPS	1,054,288		6/30/15	10,260	-
DBFX	T-Mobile US Inc.	LIBOR + 75 BPS	207,653		6/30/15	7,431	-
DBFX	Aabar Investments PJSC	EURIB + 100 BPS	1,634,771	EUR	7/14/15	43,480	-
DBFX	Drillsearch Financial Ltd.	LIBOR + 75 BPS	191,881		7/15/15	-	(2,048)
DBFX	Grand City Properties SA	EURIB + 75 BPS	156,317	EUR	7/15/15	3,365	-

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Total Return Swap Contracts (continued)

					Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate	Notional Value[a]		Date	Appreciation	Depreciation
Fund Receives Total Return on Underlying Instrument (continued)
DBFX	International Consolidated Airlines Group SA	EURIB + 75 BPS	6,796,736	EUR	7/15/15	$252,859	$-
DBFX	Santa Isabel SA	LIBOR + 75 BPS	286,210		7/15/15	-	(587)
DBFX	Solidium OY	EURIB + 75 BPS	301,943	EUR	7/15/15	-	(1,526)
DBFX	Carillion Finance Jersey Ltd.	GBPIB + 75 BPS	762,446	GBP	7/17/15	142	-
DBFX	Deutsche Post AG	EURIB + 75 BPS	565,926	EUR	7/17/15	25,496	-
DBFX	Drillisch AG	EURIB + 75 BPS	1,136,612	EUR	7/17/15	67,755	-
DBFX	Duetsche Wohnen AG	EURIB + 75 BPS	277,052	EUR	7/17/15	4,879	-
DBFX	Helical Bar Jersey Ltd.	GBPIB + 75 BPS	305,152	GBP	7/17/15	5,347	-
DBFX	KUKA AG	EURIB + 75 BPS	369,106	EUR	7/17/15	12,146	-
DBFX	Logo Star Ltd.	HKDIB +100 BPS	13,786,667	HKD	7/17/15	67,832	-
DBFX	Lotte Shopping Co. Ltd.	LIBOR + 90 BPS	351,468		7/17/15	2,724	-
DBFX	RAG Stiftung	EURIB + 75 BPS	715,428	EUR	7/17/15	7,803	-
DBFX	Alcatel-Lucent	EURIB + 75 BPS	411,339	EUR	7/20/15	8,438	-
DBFX	BW Group Ltd.	LIBOR + 75 BPS	172,953		7/20/15	4,365	-
DBFX	Golar LNG Ltd.	LIBOR + 75 BPS	411,533		7/20/15	-	(1,038)
DBFX	PB Issuer No. 3 Ltd.	LIBOR + 75 BPS	962,362		7/20/15	11,580	-
DBFX	Ship Finance International Ltd.	LIBOR + 75 BPS	403,970		7/20/15	3,539	-
DBFX	YTL Land & Development BHD	LIBOR + 100 BPS	207,359		7/22/15	-	(6,206)
DBFX	Hansteen Jersey Securities Ltd.	EURIB + 75 BPS	1,974,180	EUR	7/30/15	9,446	-
DBFX	Southwestern Energy Co.	LIBOR + 75 BPS	1,619,165		7/30/15	-	(107,739)
DBFX	Marine Harvest ASA	EURIB + 75 BPS	5,976,872	EUR	9/17/15	-	(47,039)
MSCS	MAN SE	EONIA + 65 BPS	1,575,718	EUR	10/14/15	-	-
MSCS	Advanced Computers Software Group PLC	SONIA + 65 BPS	118,261	GBP	10/26/15	-	-
MSCS	Alstom SA	EONIA + 65 BPS	1,081,175	EUR	10/26/15	-	-
MSCS	Bollore SA	EONIA + 65 BPS	365,672	EUR	10/26/15	-	-
MSCS	Catlin Group Ltd.	SONIA + 65 BPS	337,465	GBP	10/26/15	14,654	-
MSCS	CSR PLC	SONIA + 65 BPS	445,112	GBP	10/26/15	-	-
MSCS	Friends Life Group Ltd.	SONIA + 65 BPS	103,762	GBP	10/26/15	-	-
MSCS	Jazztel PLC	EONIA + 65 BPS	1,556,663	EUR	10/26/15	-	-
MSCS	Kingfisher PLC	SONIA + 65 BPS	377,396	GBP	10/26/15	-	-
MSCS	Nokia OYJ	EONIA + 65 BPS	22,123	EUR	10/26/15	-	-
MSCS	Shire PLC, ADR	SONIA + 65 BPS	139,073	GBP	10/26/15	12,371	-
MSCS	Smith & Nephew PLC	SONIA + 65 BPS	425,418	GBP	10/26/15	-	-
MSCS	Telecom Italia SpA	EONIA + 65 BPS	241,921	EUR	10/26/15	-	-
MSCS	Vivendi SA	EONIA + 65 BPS	2,677,529	EUR	10/26/15	-	-
DBFX	ABC-Mart Inc.	LIBOR + 85 BPS	109,926,000	JPY	11/17/15	65,770	-
DBFX	Alps Electric Co. Ltd.	LIBOR + 85 BPS	93,965,433	JPY	11/17/15	101,573	-
DBFX	Maeda Corp.	LIBOR + 85 BPS	31,420,313	JPY	11/17/15	3,166	-
DBFX	Nagoya Railroad Co. Ltd.	LIBOR + 85 BPS	183,931,700	JPY	11/17/15	17,702	-
DBFX	OSG Corp.	LIBOR + 85 BPS	126,879,999	JPY	11/17/15	16,021	-
DBFX	Resorttrust Inc.	LIBOR + 85 BPS	65,069,399	JPY	11/17/15	36,495	-
DBFX	Temp Holdings Co. Ltd.	LIBOR + 85 BPS	67,375,000	JPY	11/17/15	46,965	-
MSCS	Spirit Realty Capital Inc.	FEDEF + 40 BPS	566,330		12/17/15	-	-
DBFX	The Oita Bank Ltd.	LIBOR + 85 BPS	993,650		12/18/15	25,402	-
DBFX	The Yamagata Bank Ltd.	LIBOR	798,000		12/18/15	5,040	-
DBFX	Yamaguchi Financial Group Inc.	LIBOR + 85 BPS	1,133,722		12/18/15	40,623	-
DBFX	Olam International Ltd.	LIBOR + 100 BPS	962,093		1/08/16	-	(2,837)
DBFX	Great Portland Estates Capital Jersey Ltd.	GBPIB + 75 BPS	239,183	GBP	1/11/16	2,467	-
DBFX	APERAM SA	LIBOR + 75 BPS	1,027,191		1/22/16	27,167	-
MSCS	Acceleron Pharma Inc.	LIBOR + 50 BPS	47,740		1/26/16	346	-
MSCS	BioDelivery Sciences International Inc.	LIBOR + 50 BPS	100,335		1/26/16	5,024	-
MSCS	Cempra Inc.	LIBOR + 50 BPS	62,694		1/26/16	16,503	-
MSCS	Cerner Corp.	LIBOR + 50 BPS	333,470		1/26/16	96,159	-
MSCS	Halliburton Co.	LIBOR + 50 BPS	53,878		1/26/16	5,185	-
MSCS	Level 3 Communications Inc.	LIBOR + 50 BPS	72,675		1/26/16	15,518	-
MSCS	Liberty Broadband Corp.	LIBOR + 50 BPS	60,881		1/26/16	3,660	-
MSCS	Liberty Ventures	LIBOR + 50 BPS	302,740		1/26/16	75,068	-
MSCS	Life Time Fitness Inc.	LIBOR + 50 BPS	48,863		1/26/16	9,611	-
MSCS	NorthStar Asset Management Group Inc.	LIBOR + 50 BPS	101,632		1/26/16	19,683	-
MSCS	NorthStar Realty Finance Corp.	LIBOR + 50 BPS	19,219		1/26/16	531	-

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Total Return Swap Contracts (continued)

					Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate	Notional Value[a]		Date	Appreciation	Depreciation
Fund Receives Total Return on Underlying Instrument (continued)
MSCS	NXP Semiconductors NV	LIBOR + 50 BPS	115,745		1/26/16	$-	$(712)
MSCS	Sotheby's	LIBOR + 50 BPS	62,070		1/26/16	8,972	-
MSCS	The Madison Square Garden Co.	LIBOR + 50 BPS	438,974		1/26/16	32,121	-
MSCS	The Williams Cos. Inc.	LIBOR + 50 BPS	144,427		1/26/16	13,667	-
MSCS	Time Warner Inc.	LIBOR + 50 BPS	12,893		1/26/16	1,077	-
MSCS	TripAdvisor Inc.	LIBOR + 50 BPS	230,154		1/26/16	1,348	-
MSCS	United Continental Holdings Inc.	LIBOR + 50 BPS	14,654		1/26/16	-	(125)
MSCS	Vail Resorts Inc.	LIBOR + 50 BPS	59,354		1/26/16	2,704	-
MSCS	Vulcan Materials Co.	LIBOR + 50 BPS	123,643		1/26/16	44,751	-
DBFX	Elis SA	EURIB + 50 BPS	68,662	EUR	1/30/16	8,272	-
DBFX	Euronext NV	EURIB + 50 BPS	110,446	EUR	1/30/16	14,771	-
DBFX	Vinci SA	EURIB + 50 BPS	87,253	EUR	1/30/16	1,081	-
MSCS	FT Basket	FEDEF + 50 BPS	109,235		2/05/16	-	(3)
DBFX	Hengan International Group Co. Ltd.	HKDIB + 100 BPS	3,139,895	HKD	2/08/16	1,180	-
DBFX	Acciona SA	EURIB + 50 BPS	725,607	EUR	2/09/16	18,881	-
DBFX	Acciona SA	EURIB + 50 BPS	349,450	EUR	2/09/16	24,827	-
DBFX	ACS Actividades Finance BV	EURIB + 75 BPS	345,561	EUR	2/09/16	15,304	-
DBFX	American Residential Properties Inc.	LIBOR + 70 BPS	103,585		2/09/16	-	(2,551)
DBFX	Ascent Capital Group Inc.	LIBOR + 70 BPS	106,183		2/09/16	-	(27,035)
DBFX	Bunge Ltd.	LIBOR + 70 BPS	73,500		2/09/16	1,385	-
DBFX	Colony Financial Inc.	LIBOR + 70 BPS	102,767		2/09/16	9,636	-
DBFX	Green Plains Inc.	LIBOR + 70 BPS	283,695		2/09/16	42,839	-
DBFX	Redwood Trust Inc.	LIBOR + 70 BPS	102,561		2/09/16	-	(1,174)
DBFX	Resource Capital Corp.	LIBOR + 70 BPS	100,212		2/09/16	-	(6,571)
DBFX	Billion Express Investments Ltd.	LIBOR + 100 BPS	407,608		2/10/16	2,308	-
DBFX	DP World Ltd.	LIBOR + 100 BPS	423,042		2/10/16	6,609	-
DBFX	CRH PLC	EURIB + 50 BPS	146,468	EUR	2/11/16	9,585	-
DBFX	Arrow Global Group PLC	GBPIB + 50 BPS	164,260	GBP	2/12/16	10,736	-
DBFX	Card Factory PLC	GBPIB + 50 BPS	212,068	GBP	2/12/16	23,742	-
DBFX	John Laing Group PLC	GBPIB	33,553	GBP	2/12/16	-	(372)
DBFX	NOS SGPS	EURIB + 50 BPS	54,985	EUR	2/12/16	4,980	-
DBFX	Polypipe Group PLC	GBPIB + 50 BPS	128,714	GBP	2/12/16	9,426	-
DBFX	RPC Group PLC	GBPIB + 50 BPS	40,789	GBP	2/12/16	2,558	-
DBFX	The Weir Group PLC	GBPIB + 50 BPS	92,456	GBP	2/12/16	-	(12,537)
DBFX	UBM PLC	GBPIB + 50 BPS	84,726	GBP	2/12/16	1,660	-
DBFX	BB Seguridade Participacoes SA	SELIC + 50 BPS	327,022	BRL	2/15/16	2,428	-
DBFX	Galliford Try PLC	EURIB + 50 BPS	44,479	GBP	2/19/16	7,970	-
DBFX	Grand City Properties SA	EURIB + 50 BPS	157,125	EUR	2/19/16	2,473	-
MSCS	SABMiller PLC	LIBOR + 40 BPS	766,271	GBP	2/24/16	9,976	-
MSCS	Smith & Nephew PLC	LIBOR + 40 BPS	237,178	GBP	2/24/16	1,980	-
DBFX	PT Jersey Ltd.	EURIB + 75 BPS	938,162	EUR	2/26/16	12,454	-
MSCS	DIRECTV	LIBOR + 35 BPS	2,384,900		7/29/16	42,237	-
MSCS	Laboratory Corp. of America Holdings	LIBOR + 35 BPS	228,951		7/29/16	63,116	-
MSCS	Rolls-Royce Holdings PLC	LIBOR + 50 BPS	216,582	GBP	1/16/17	-	(2,455)
MSCS	Royal Dutch Shell PLC	LIBOR + 50 BPS	284,779	GBP	1/16/17	19,249	-
MSCS	Tesco PLC	LIBOR + 50 BPS	92,538	GBP	1/16/17	2,603	-
MSCS	Wizz Air Holdings PLC	LIBOR + 50 BPS	43,066	GBP	1/16/17	975	-
MSCS	Lafarge SA	EURIB + 40 BPS	1,044,379	EUR	2/06/17	58,610	-

Unrealized appreciation (depreciation)						1,984,754	(1,342,874)
Net unrealized appreciation (depreciation)						$641,880

[a] In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Counterparty/Exchange

BNYM	-	The Bank of New York Mellon
BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	- Citigroup, Inc.
CME	-	Chicago Mercantile Exchange
CSFB	-	Credit Suisse First Boston
DBFX	-	Deutsche Bank AG
HSBC	-	HSBC Bank USA, N.A.
ICE	-	Intercontinental Exchnage, Inc.
MLCO	-	Merrill Lynch & Co., Inc.
MSCO	-	Morgan Stanley & Co., Inc.
MSCS	-	Morgan Stanley Capital Services
UBSW	- UBS AG

Currency

BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Chinese Yuan
COP	- Colombian Peso
EUR	- Euro
GBP	- British Pound
HKD	-	Hong Kong Dollar
INR	- Indian Rupee
JPY	- Japanese Yen
MXN	- Mexican Peso
USD	-	United States Dollar

Selected Portfolio

ABS	-	Asset Backed Security
ADR	-	American Depositary Receipt
ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
FDIC	-	Federal Deposit Insurance Corp.
FRN	-	Floating Rate Note
IO	- Interest Only
PIK	- Payment In-Kind
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depositary Receipt

Franklin Alternative Strategies Funds

Notes to Consolidated Statement of Investments (unaudited)

Franklin K2 Alternative Strategies Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin K2 Alternative Strategies Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. The underlying instrument can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$538,913,182
Unrealized appreciation	$31,564,756
Unrealized depreciation	(7,678,226)
Net unrealized appreciation (depreciation)	$23,886,530

5. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. (K2 SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2015, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2015, the net assets of the K2 Subsidiary were $54,635,946, representing 8.82% of the Fund's consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited)

Franklin Pelagos Commodities Strategy Fund	Principal Amount	Value
U.S. Government and Agency Securities 51.5%
FFCB, 0.68%, 9/26/16	$18,000,000	$17,978,940
U.S. Treasury Notes, 0.25%, 2/29/16	11,000,000	11,284,486
Total U.S. Government and Agency Securities (Cost $28,991,722)		29,263,426

Short Term Investments 45.6%
U.S. Government and Agency Securities 42.4%
[a,b]FHLB, 3/02/15	500,000	500,000
[b]U.S. Treasury Bills,
[a,c] 6/25/15	10,900,000	10,899,215
7/23/15	12,700,000	12,697,854
Total U.S. Government and Agency Securities (Cost $24,092,195)		24,097,069
	Shares
Money Market Funds (Cost $1,818,306) 3.2%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	1,818,306	1,818,306
Total Investments (Cost $54,902,223) 97.1%		55,178,801
[f]Other Assets, less Liabilities 2.9%		1,665,522
Net Assets 100.0%		$56,844,323

a A portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
b The security is traded on a discount basis with no stated coupon rate.
c Security or a portion of the security has been pledged as collateral for open futures contracts. At February 28, 2015, the value of this security and/or cash pledged as collateral was $1,664,800, representing 2.93% of net assets.
d Non-income producing.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
f Includes unrealized appreciation/depreciation on open commodity futures contracts, as well as other assets and liabilities.

At February 28, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Natural Gas	Long	96	$2,749,440	6/26/15	$53,228	$-
Palladium	Long	35	2,868,250	6/26/15	36,620	-
RBOB Gasoline	Long	34	2,763,180	6/30/15	171,822	-
Soybeans	Long	53	2,734,138	5/14/15	-	(6,148)
Total			$11,115,008		261,670	(6,148)
Net unrealized appreciation (depreciation)					$255,522

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

At February 28, 2015, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
		Fund	Notional	Expiration	Unrealized	Unrealized
Counterparty	Fund Receives	Pays	Value	Date	Appreciation	Depreciation
MSCS	Return of the FP Custom Master Index[b]	0.22%	$45,000,000	4/01/15	$-	$ -

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5. bThe following table provides additional detail for each custom swap:

Description	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Bloomberg Commodity Aluminum Subindex	$3,150,000	$-	$-
Bloomberg Commodity Corn Subindex	3,105,000	-	-
Bloomberg Commodity Cotton Subindex	900,000	-	-
Bloomberg Commodity Gold Subindex	6,660,000	-	-
Bloomberg Commodity Heating Oil Subindex 3 Month Forward	7,200,000	-	-
Bloomberg Commodity Lean Hogs Subindex	945,000	-	-
Bloomberg Commodity Live Cattle Subindex	1,710,000	-	-
Bloomberg Commodity Natural Gas Subindex 3 Month Forward	1,890,000	-	-
Bloomberg Commodity Nickel Subindex	3,150,000	-	-
Bloomberg Commodity Silver Subindex	2,430,000	-	-
Bloomberg Commodity Soybean Meal Subindex	1,485,000	-	-
Bloomberg Commodity Soybean Oil Subindex	1,530,000	-	-
Bloomberg Commodity Soybeans Subindex	6,435,000	-	-
Bloomberg Commodity Unleaded Gasoline Subindex 3 Month Forward	4,410,000	-	-
Total	$45,000,000	$-	$-

ABBREVIATIONS

Counterparty

MSCS - Morgan Stanley Capital Services, LLC

Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank

Franklin Alternative Strategies Funds

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument or index. A commodity-linked total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.

4. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$54,892,845

Unrealized appreciation	$301,391
Unrealized depreciation	(15,435)
Net unrealized appreciation (depreciation)	$285,956

5. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2015, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2015, the net assets of the FP Subsidiary were $13,219,299, representing 23.26% of the Fund's consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$29,263,426	$-	$29,263,426
Short Term Investments	25,415,375	500,000	-	25,915,375
Total Investments in Securities	$25,415,375	$29,763,426	$-	$55,178,801

Other Financial Instruments
Futures Contracts	$261,670	$-	$-	$261,670

Liabilities:
Other Financial Instruments
Futures Contracts	$6,148	$-	$-	$6,148

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 24, 2015

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 24, 2015